PROSPECTUS
                                                          Dated November 1, 1999

                           The Quaker Investment Trust
                        1288 Valley Forge Road, Suite 76
                             Valley Forge, PA 19482
                                 1-800-220-8888

The Quaker Investment Trust(TM) (the "Trust") is a registered management investment company currently offering the following portfolios (each a "Fund", and collectively, the Funds"):

                         QUAKER CORE EQUITY FUND
                         QUAKER AGGRESSIVE GROWTH FUND
                         QUAKER LARGE-CAP VALUE MARKET FUND
                         QUAKER MID-CAP VALUE FUND
                         QUAKER SMALL-CAP VALUE FUND
                         QUAKER FIXED INCOME FUND

The Trust is offering three Classes of Shares by this Prospectus. Each Class differs as to sales charges and ongoing expenses. However, each Class represents an undivided interest in the same portfolio of securities. The Trust also offers other Classes of shares without sales charges, but with different minimum investment amounts. To receive a prospectus describing the Trust's other share Classes, call the Trust.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
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

                                TABLE OF CONTENTS
THE FUNDS
    QUAKER CORE EQUITY FUND
         What is the Fund's Investment Objective?...........................
         What are the Fund's Primary Investment Strategies?.................
         What are the Principal Risks of Investing in the Fund?.............
         How Has the Fund Performed in the Past?............................
         What are the Fund's Fees and Expenses?.............................
    QUAKER AGGRESSIVE GROWTH FUND
         What is the Fund's Investment Objective?...........................
         What are the Fund's Primary Investment Strategies?.................
         What are the Principal Risks of Investing in the Fund?.............
         How Has the Fund Performed in the Past?............................
         What are the Fund's Fees and Expenses?.............................
    QUAKER LARGE-CAP VALUE FUND
         What is the Fund's Investment Objective?...........................
         What are the Fund's Primary Investment Strategies?.................
         What are the Principal Risks of Investing in the Fund?.............
         How Has the Fund Performed in the Past?............................
         What are the Fund's Fees and Expenses?.............................
    QUAKER MID-CAP VALUE FUND
         What is the Fund's Investment Objective?...........................
         What are the Fund's Primary Investment Strategies?.................
         What are the Principal Risks of Investing in the Fund?.............
         How Has the Fund Performed in the Past?............................
         What are the Fund's Fees and Expenses?.............................
    QUAKER SMALL-CAP VALUE FUND
         What is the Fund's Investment Objective?...........................
         What are the Fund's Primary Investment Strategies?.................
         What are the Principal Risks of Investing in the Fund?.............
         How Has the Fund Performed in the Past?............................
         What are the Fund's Fees and Expenses?.............................
    QUAKER FIXED INCOME FUND
         What is the Fund's Investment Objective?...........................
         What are the Fund's Primary Investment Strategies?.................
         What are the Principal Risks of Investing in the Fund?.............
         How Has the Fund Performed in the Past?............................
         What are the Fund's Fees and Expenses?.............................
THE FUNDS' ADVISERS & SPONSOR
         For the Quaker Core Equity Fund....................................
         For the Quaker Aggressive Growth Fund..............................
         For the Quaker Large-Cap and Mid-Cap Value Funds...................
         For the Quaker Small-Cap Value Fund................................
         For the Quaker Fixed-Income Fund...................................
         The Funds' Sponsor.................................................
HOW TO BUY AND SELL SHARES
         Investing In The Funds.............................................
         Determining Share Prices...........................................
         Variable Pricing System............................................
         Distribution (12b-1) Fees..........................................
         Minimum Investment Amounts.........................................
         Opening and Adding To Your Account.................................
         Purchasing Shares By Mail..........................................
         Purchasing Shares By Wire Transfer.................................
         Purchases through Financial Service Organizations..................
         Purchasing Shares By Automatic Investment Plan.....................
         Purchasing Shares By Telephone.....................................
         Miscellaneous Purchase Information.................................
         How to Sell (Redeem) Your Shares...................................
         By Mail............................................................
         Signature Guarantees...............................................
         By Telephone.......................................................
         By Wire............................................................
         Redemption At The Option Of The Trust..............................
DIVIDENDS AND DISTRIBUTIONS.................................................
TAX CONSIDERATIONS..........................................................
GENERAL INFORMATION.........................................................
FINANCIAL HIGHLIGHTS........................................................
FOR MORE INFORMATION........................................................

                                    THE FUNDS

                             QUAKER CORE EQUITY FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund's investment objective is long-term growth of capital. Current income is not a significant investment consideration, and any such income realized will be considered incidental to the Fund's investment objective.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

     The Adviser attempts to achieve the Fund's investment objective by:

     o normally investing at least 65% of the Fund's total assets in US common stocks;
     o primarily investing in common stocks of companies with large market capitalizations (over $6 billion);
     o    holding from 60 to 200 stocks in the Fund's investment portfolio;
     o maintaining an investment portfolio that has, on average, a higher price/earnings ratio and lower yield than the S&P 500 Index;
     o investing in companies with strong fundamentals, increasing sales and earnings, a conservative balance sheet and reasonable expectations of continuing earnings increases; and
     o    reducing capital gains taxes by controlling portfolio turnover.

     To select portfolio companies for the Fund, the Fund's Adviser employs a "bottom up" approach to stock selection. This means that the Adviser analyses individual companies for suitability and then picks those companies that the Adviser believes will perform best in the overall economic environment. The Adviser conducts extensive fundamental analysis of the companies in which the Fund invests. The company's management, balance sheet, product or service niche, market penetration, and other fundamental elements of the company's overall worth are all factors that influence the Adviser's decision concerning whether to invest.

     The Fund may invest up to 25% of its total assets in foreign securities that are traded on a U.S. exchange, in the form of American Depository Receipts ("ADRs"). The Fund will only invest in ADRs that are issuer sponsored. This means that the issuer is providing information that would not be available from ADR issuers that do not sponsor their ADR's. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

     The Fund will normally invest its remaining assets in cash and cash equivalents, such as U.S. government debt instruments, other money market mutual funds, and repurchase agreements.

     Ordinarily, the Fund's portfolio will be invested primarily in common stocks. However, the Fund is not required to be fully invested in common stocks and, in fact, usually maintains a small percentage of its assets in cash reserves. Under abnormal market or economic conditions, The Trust has authorized the Fund's Adviser to adopt a temporary defensive investment position in the market. When the Adviser assumes such a position, cash reserves may be a significant percentage (up to 100%) of the Fund's total net assets. When assuming a temporary defensive position, the Fund usually invests its cash reserves in U.S. Government debt instruments, other unaffiliated mutual funds (money market funds) and repurchase agreements.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     General Risks- All investments are subject to inherent risks, and the Fund is no exception. Accordingly, you may lose money by investing in the Fund. When you sell your Fund shares, they may be worth more or less than what you paid for them because the value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and numerous other factors.

     Stock Market Risk- The stock market tends to trade in cyclical price patterns, with prices generally rising or falling over sustained periods of time. The Fund invests primarily in common stocks, so the Fund will be subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company.

     Foreign Securities Risk- Investments in foreign securities involve greater risks compared to domestic investments for the following reasons:

     o Foreign companies are not subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies.
     o Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards.
     o Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders.
     o Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be indirectly subject to the risks associated with fluctuations in currency values, because the ADR's in which the Fund invests represent interests in foreign currency denominated securities.
     o    Although  the Fund  will  only  invest  in  foreign  issuers  that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could negatively affect the Fund.

     Temporary Defensive Positions- During times when the Fund holds a significant portion of its net assets in cash, it will not be investing according to its investment objectives, and the Fund's performance may be negatively affected as a result.

     Year 2000 Risks- As with other mutual funds, businesses, financial organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers don't properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000" or "Y2K" problem. The Adviser has assured the Trust that the computer systems it uses have been tested and are Y2K compliant. The Fund's other major service providers have provided similar assurances to the Fund.

     At the present time, the Fund believes that its exposure to losses resulting from the Y2K problem are minimal. However, neither the Fund or the Adviser can insure that the Fund is immune from Y2K problems. The primary unidentified risk to the Fund at this point in time concerns the Y2K preparedness of companies in which the Fund invests, and foreign issuers in particular. Foreign issuers may not be as well prepared for the Y2K problem as U.S. issuers, and this may pose additional risk to the Fund. The Fund's Adviser will continue to monitor the companies in which the Fund invests for evidence of Y2K preparedness, or the lack thereof, and will adjust the Fund's portfolio as needed to minimize such risks.

HOW HAS THE FUND PERFORMED IN THE PAST?

The bar chart and table below help show the returns and risks of investing in the Fund. They show changes in the Fund's yearly performance over the lifetime of the Fund. They also compare the Fund's performance to the performance of the S&P 500 Index** during each period. You should be aware that the Fund's past performance may not be an indication of how the Fund will perform in the future.

PERFORMANCE BAR
CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31  (1)

35%                                         -------   32.51%
30%               -------   29.63%          -------
25%               -------                   -------
20%               -------                   -------
15%               -------                   -------
10%               -------                   -------
05%               -------                   -------
--------------------------------------------------------------------------------
                  Year Ended                Year Ended
                  Dec. 31, 1997             Dec. 31, 1998

Best Quarter:     4th Qtr   1998  35.71%
Worst Quarter:    3rd Qtr   1998  (14.27)%

Average Annual Total Returns (For Periods ending on December 31, 1998)
----------------------------------------------------------------------

                                    The Fund         S&P 500 Index**
                                    --------         ---------------

One Year                            32.51%           28.58%
Inception(11/25/96)                 28.17%           28.10%

For the Period 1/1/99 through 6/30/99, the Fund's annualized total return was 21.56%

(1) Because the Fund is offering Class A, B and C shares for the first time in this prospectus, the returns shown in the Bar Chart and Table above are for a class of Fund shares not offered by this Prospectus. However, Class A, B and C shares of the Fund would have substantially similar returns to the returns shown above because all share classes are invested in the same portfolio of securities. The returns shown above will differ from the returns achieved by the Class A, B and C shares only to the extent that the various classes do not have the same ongoing expenses and sales charges.
**   The S&P 500  Index  is a  widely  recognized,  unmanaged  index  of the 500 largest companies in the United States as measured by market capitalization. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

--------------------------------------------------------------------------------
WHAT ARE THE FUND'S FEES AND EXPENSES?

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

                                                    CLASS A   CLASS B   CLASS C
                                                    -------   -------   -------
SHAREHOLDER FEES:
-----------------
(fees paid directly from your investment)
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES    5.50%     NONE      NONE
(As a percentage of offering price)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                NONE      5.50%(1)  1.00%(2)
(As a percentage of redemption proceeds)
REDEMPTION FEES                                     NONE(3)   NONE      NONE

ANNUAL FUND OPERATING EXPENSES:                     CLASS A   CLASS B   CLASS C
------------------------------                      -------   -------   -------
(expenses that are deducted from Fund assets)
MANAGEMENT FEES                             (4)     1.00%     1.00%     1.00%
DISTRIBUTION & SERVICING (12B-1) FEES       (5)     0.25%     1.00%     1.00%
OTHER EXPENSES                              (6)     0.25%     0.25%     0.25%
                                                    -----     -----     -----
TOTAL ANNUAL FUND
OPERATING EXPENSES                                  1.50%     2.25%     2.25%

1. The maximum deferred sales charge of 5.50% is charged to shares redeemed within the first year of purchase. These deferred sales charges decline to 0.00% over a period of eight years. Please see "How to Buy & Sell Shares" , "Variable Pricing System" in this Prospectus.
2. Investments in Class C shares are not subject to an initial sales charge; however, a contingent deferred sales charge of 1% is imposed in the event of certain redemption transactions within thirteen months following such investments. Please see "How to Buy & Sell Shares", "Variable Pricing System" in this Prospectus.
3. If you are a participant in a qualified employee retirement benefit plan with at least 100 eligible employees, you may purchase Class A shares without any sales charges. However, if you redeem your shares within one year of purchase, you will be charged a fee of 1.00% of the redemption proceeds.

4. Management fees include a fee of 0.75% for investment advisory services and 0.25% for administrative services provided to the Fund by the Fund's Sponsor.
5. Because 12b-1 fees are paid out of the assets of the Fund on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
6. Other Expenses included fees paid to the Fund's transfer agent, administrator and other service providers. Because the Fund is offering these share Classes for the first time, these fees are estimated.

EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

                    1 YEAR            3 YEARS
                    ------            -------
CLASS A             $  694            $  998
CLASS B             $  785            $ 1024
CLASS C             $  329            $  703

IF YOU DID NOT REDEEM YOUR SHARES, YOUR EXPENSES WOULD BE:

                    1 YEAR            3 YEARS
                    ------            -------
CLASS A             $  694            $  998
CLASS B             $  228            $  703
CLASS C             $  228            $  703

Because the Fund has no operating history for these share classes, these expense figures are based on estimated amounts for the Fund's first fiscal year.
--------------------------------------------------------------------------------

                          QUAKER AGGRESSIVE GROWTH FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund's investment objective is long-term growth of capital. Current income is not a significant investment consideration, and any such income realized will be considered incidental to the Fund's investment objective.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

     The Fund attempts to achieve its investment objective by;

     o normally investing at least 65% of the Fund's total assets in US common stocks;
     o investing in common stocks of companies without regard to market capitalizations;
     o    investing  its  assets in a limited  number  of equity  securities  of companies which the Fund's Adviser believes show a high probability for superior growth;
     o investing in "special situation" securities when the Fund's Adviser believes such investments will benefit the Fund;
     o seeking a balance between investments in "special situation" investments and investments in large to mid-capitalization equities ( in excess of $1 billion in market capitalization) with high or accelerating profitability; and
     o utilizing a strategy of short selling securities to reduce volatility and enhance potential investment gain, but not to exceed 25% of the Fund's total assets.

     The Fund may invest up to 25% of its total assets in "special situations". A special situation arises when, in the opinion of the Fund's Adviser, the securities of a company will, within a reasonably estimated time period, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Such developments and situations include, but are not limited to: spin-offs, corporate restructurings, liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs, and new management or management policies.

     In selecting portfolio companies, the Fund's Adviser seeks a balance between investing in "special situation" companies and investing in the securities of companies that have high or accelerating profitability, an element of franchise value, and reasonable valuations. In purchasing securities for the Fund, the Fund's Adviser looks for two primary characteristics: 1) superior risk/reward due to inefficient pricing of the security due to lack of research coverage; and 2) a measure of downside risk protection due to the company's low correlation to the capital markets.

     The Fund may also employ a strategy of short selling securities to reduce volatility and enhance potential investment gain. The Fund limits short selling to 25% of its net assets. You should be aware that the Fund may engage in two types of short sales. Securities may be sold " against the box", or outright. A short sale against the box means that securities that the Fund already owns are sold, but not delivered. Instead, these securities are segregated and pledged against the short position. When the short sale is closed out, the securities owned are released.

     Outright short selling involves the sale of securities not presently owned by the Fund. If the Fund does not purchase that security on the same day as the sale, the security must be borrowed. At the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases the security for delivery to the lender. Any gain or loss on the transaction is taxable as a short term capital gain or loss.

     The Fund may also invest up to 25% of its total assets in foreign securities that are traded on a U.S. exchange, in the form of American
     Depository Receipts ("ADRs"). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

     Ordinarily, the Fund's portfolio will be invested primarily in common stocks. However, the Fund is not required to be fully invested in common stocks and, in fact, usually maintains a small percentage of its assets in cash reserves. Under abnormal market or economic conditions, The Trust has authorized the Fund's Adviser to adopt a temporary defensive investment position in the market. When the Adviser assumes such a position, cash reserves may be a significant percentage (up to 100%) of the Fund's total net assets. When assuming a temporary defensive position, the Fund usually invests its cash reserves in U.S. Government debt instruments, other unaffiliated mutual funds (money market funds) and repurchase agreements.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     General Risks- All investments are subject to inherent risks, and the Fund is no exception. Accordingly, you may lose money by investing in the Fund. When you sell your Fund shares, they may be worth more or less than what you paid for them because the value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and numerous other factors.

     Stock Market Risk- The stock market tends to trade in cyclical price patterns, with prices generally rising or falling over sustained periods of time. The Fund invests primarily in common stocks, so the Fund will be subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company.

     Short Selling Risks- Short selling involves special risks, and the Fund could at any time suffer both a loss on the purchase or retention of one security, if that security should decline in value, and a loss on a short sale of another security, if the security sold short should increase in value. When a short position is closed out, it may result in a short term capital gain or loss for federal income tax purposes. To the extent that in a generally rising market the Fund maintains short positions in securities rising with the market, the net asset value of the Fund would be expected to increase to a lesser extent than the net asset value of a fund that does not engage in short sales. When the Fund engages in short sales, the securities underlying the transaction are repriced daily, and if the value of the underlying securities is not sufficient to fully cover the short, the Fund will have to put up additional cash or securities to make up any difference. This requirement may result in additional loss to the Fund.

     No short sale will be effected if, at the time of making the short sale, the aggregate market value of all securities sold short will exceed 25% of the value of the Fund's net assets. Short sales by the Fund are further limited to 2% of the securities of any class of the issuer. The Fund may only engage in short sale transactions in securities listed on a national securities exchange or on the NASDAQ.

     Foreign Securities Risk- Investments in foreign securities involve greater risks compared to domestic investments for the following reasons:

     o Foreign companies are not subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies.
     o Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards.
     o Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders.
     o Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be indirectly subject to the risks associated with fluctuations in currency values, because the ADR's in which the Fund invests represent interests in foreign currency denominated securities.
     o    Although  the Fund  will  only  invest  in  foreign  issuers  that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could negatively affect the Fund.

     Special Situation Risks- Although large and well-known companies may be involved, special situations often involve much greater risk than is found in the normal course of investing. These risks result from the subjective nature of determining what a special situation is. For example, investing in a company primarily because the Adviser believes that a merger is imminent or that an announced merger will have exaggerated positive effects on the company is inherently speculative Furthermore, liquidations, reorganizations, recapitalizations, material litigation, technological breakthroughs, and new management or management policies may not have the effect on a company's price that the Adviser expects, which could negatively impact the Fund. To minimize these risks, the Fund will not invest in special situations unless the target company has at least three years of continuous operations (including predecessors), or unless the aggregate value of such investments is not greater than 25% of the Fund's total net assets (valued at the time of investment).

     Temporary Defensive Positions- During times when the Fund holds a significant portion of its net assets in cash, it will not be investing according to its investment objectives, and the Fund's performance may be negatively affected as a result.

     Year 2000 Risks- As with other mutual funds, businesses, financial organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers don't properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000" or "Y2K" problem. The Adviser has assured the Trust that the computer systems it uses have been tested and are Y2K compliant. The Fund's other major service providers have provided similar assurances to the Fund.

     At the present time, the Fund believes that its exposure to losses resulting from the Y2K problem are minimal. However, neither the Fund or the Adviser can insure that the Fund is immune from Y2K problems. The primary unidentified risk to the Fund at this point in time concerns the Y2K preparedness of companies in which the Fund invests, and foreign issuers in particular. Foreign issuers may not be as well prepared for the Y2K problem as U.S. issuers, and this may pose additional risk to the Fund. The Fund's Adviser will continue to monitor the companies in which the Fund invests for evidence of Y2K preparedness, or the lack thereof, and will adjust the Fund's portfolio as needed to minimize such risks.

HOW HAS THE FUND PERFORMED IN THE PAST?

The bar chart and table below help show the returns and risks of investing in the Fund. They show changes in the Fund's yearly performance over the lifetime of the Fund. They also compare the Fund's performance to the performance of the S&P 500 Index** during each period. You should be aware that the Fund's past performance may not be an indication of how the Fund will perform in the future.

PERFORMANCE BAR
CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31  (1)

35%
30%                                         -------   30.16%
25%                                         -------
20%               -------   20.32%          -------
15%               -------                   -------
10%               -------                   -------
05%               -------                   -------
------------------------------------------------------------------
                  Year Ended                Year Ended
                  Dec. 31, 1997             Dec. 31, 1998

Best Quarter:     1st Qtr   1999  19.94%
Worst Quarter:    4th Qtr   1998  ( 5.34)%

Average Annual Total Returns (For Periods ending on December 31, 1998)
----------------------------------------------------------------------

                                    The Fund         S&P 500 Index**
                                    --------         ---------------

One Year                            30.16%           28.58%
Inception                           25.84%           28.10%

For the Period 1/1/99 through 6/30/99, the Fund's annualized total return was 74.20%


(1) Because the Fund is offering Class A, B and C shares for the first time in this prospectus, the returns shown in the Bar Chart and table above are for a class of Fund shares not offered by this Prospectus. However, Class A, B and

     C shares of the Fund would have substantially similar returns to the returns shown above because all share classes are invested in the same portfolio of securities. The returns shown above will differ from the returns achieved by the Class A, B and C shares only to the extent that the various classes do not have the same ongoing expenses and sales charges.
**   The S&P 500  Index  is a  widely  recognized,  unmanaged  index  of the 500 largest companies in the United States as measured by market capitalization. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.
--------------------------------------------------------------------------------

WHAT ARE THE FUND'S FEES AND EXPENSES?

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

                                                    CLASS A   CLASS B   CLASS C
                                                    -------   -------   -------
SHAREHOLDER FEES:
-----------------
(fees paid directly from your investment)
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES    5.50%     NONE      NONE
(As a percentage of offering price)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                NONE      5.50%(1)  1.00%(2)
(As a percentage of redemption proceeds)
REDEMPTION FEES                                     NONE(3)   NONE      NONE

ANNUAL FUND OPERATING EXPENSES:                     CLASS A   CLASS B   CLASS C
------------------------------                      -------   -------   -------
(expenses that are deducted from Fund assets)
MANAGEMENT FEES                             (4)     1.00%     1.00%     1.00%
DISTRIBUTION & SERVICING (12B-1) FEES       (5)     0.25%     1.00%     1.00%
OTHER EXPENSES                              (6)     0.25%     0.25%     0.25%
                                                    -----     -----     -----
TOTAL ANNUAL FUND
OPERATING EXPENSES                                  1.50%     2.25%     2.25%

1. The maximum deferred sales charge of 5.50% is charged to shares redeemed within the first year of purchase. These deferred sales charges decline to 0.00% over a period of eight years. Please see "How to Buy & Sell Shares" , "Variable Pricing System" in this Prospectus.
2. Investments in Class C shares are not subject to an initial sales charge; however, a contingent deferred sales charge of 1% is imposed in the event of certain redemption transactions within thirteen months following such investments. Please see "How to Buy & Sell Shares" , "Variable Pricing System" in this Prospectus.
3. If you are a participant in a qualified employee retirement benefit plan with at least 100 eligible employees, you may purchase Class A shares without any sales charges. However, if you redeem your shares within one year of purchase, you will be charged a fee of 1.00% of the redemption proceeds.
4. Management fees include a fee of 0.75% for investment advisory services and 0.25% for administrative services provided to the Fund by the Fund's Sponsor.
5. Because 12b-1 fees are paid out of the assets of the Fund on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
6. Other Expenses included fees paid to the Fund's transfer agent, administrator and other service providers. Because the Fund is offering these share Classes for the first time, these fees are estimated.

EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

                    1 YEAR            3 YEARS
                    ------            -------
CLASS A             $  694            $  998
CLASS B             $  785            $ 1024
CLASS C             $  329            $  703

IF YOU DID NOT REDEEM YOUR SHARES, YOUR EXPENSES WOULD BE:

                    1 YEAR            3 YEARS
                    ------            -------
CLASS A             $  694            $  998
CLASS B             $  228            $  703
CLASS C             $  228            $  703

Because the Fund has no operating history for these share classes, these expense figures are based on estimated amounts for the Fund's first fiscal year.
--------------------------------------------------------------------------------

                           QUAKER LARGE-CAP VALUE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund's investment objective is long-term growth of capital. Current income is not a significant investment consideration, and any such income realized will be considered incidental to the Fund's investment objective.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

     The Adviser attempts to achieve the Fund's investment goals by:

o normally investing at least 65% of the Fund's total assets in US common stocks;
o investing the Fund's assets (65%) mostly in large capitalization (greater than $6 billion) companies;
o investing in companies considered by the Fund's Adviser to have substantial core assets and consistently above-average earnings over time, selling at relatively low market valuations, with attractive growth and momentum characteristics; and
o minimizing portfolio turnover so as to avoid realizing capital gains; such a policy tends to minimize adverse tax consequences to Fund shareholders.

     The Fund's Adviser believes that the Fund's investment objective is best achieved by investing in companies that exhibit the potential for significant growth over the long term. The Adviser defines long-term as a time horizon of at least three years. To identify companies that have significant growth potential, the Adviser employs a value-oriented approach to stock selection. To choose the securities in which the Fund will invest, the Adviser seeks to identify companies which exhibit some or all of the following criteria:

     o    low price-to-earnings ratio ("P/E");
     o    low price-to-book value or tangible asset value;
     o    excellent prospects for growth;
     o    strong franchise;
     o    highly qualified management;
     o    consistent free cash flow; and
     o    high returns on invested capital.

     In order to choose the securities in which the Fund invests, the Adviser employs its own proprietary cash-flow based, dividend discount analytical model. The Adviser selects 50-100 securities which it believes to be undervalued relative to comparable alternate investments, then focuses on the fundamentals of these companies to choose which companies will ultimately be included in the Fund.

     The Fund may invest up to 25% of its total assets in foreign securities that are traded on a U.S. exchange, in the form of American Depository Receipts ("ADRs"). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

     The Fund will normally invest its remaining assets in cash and cash equivalents, such as U.S. government debt instruments, other money market mutual funds, and repurchase agreements.

     Ordinarily, the Fund's portfolio will be invested primarily in common stocks. However, the Fund is not required to be fully invested in common stocks and, in fact, usually maintains a small percentage of its assets in cash reserves. Under abnormal market or economic conditions, The Trust has authorized the Fund's Adviser to adopt a temporary defensive investment position in the market. When the Adviser assumes such a position, cash reserves may be a significant percentage (up to 100%) of the Fund's total net assets. When assuming a temporary defensive position, the Fund usually invests its cash reserves in U.S. Government debt instruments, other unaffiliated mutual funds (money market funds) and repurchase agreements.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     General Risks- All investments are subject to inherent risks, and the Fund is no exception. Accordingly, you may lose money by investing in the Fund. When you sell your Fund shares, they may be worth more or less than what you paid for them because the value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and numerous other factors.

     Value Risk- The Fund's Adviser seeks to invest in companies that appear to be "undervalued" in the marketplace (i.e. trading at prices below the company's true worth). The risk in such an investment strategy is that the Adviser's analysis of a company's true value may be incorrect, and the securities purchased may not perform as expected, reducing the Fund's return.

     Stock Market Risk- The stock market tends to trade in cyclical price patterns, with prices generally rising or falling over sustained periods of time. The Fund invests primarily in common stocks, so the Fund will be subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company.

     Foreign Securities Risk- Investments in foreign securities involve greater risks compared to domestic investments for the following reasons:

     o Foreign companies are not subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies.
     o Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards.
     o Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders.
     o Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be indirectly subject to the risks associated with fluctuations in currency values, because the ADR's in which the Fund invests represent interests in foreign currency denominated securities.
     o    Although  the Fund  will  only  invest  in  foreign  issuers  that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could negatively affect the Fund.

     Temporary Defensive Positions- During times when the Fund holds a significant portion of its net assets in cash, it will not be investing according to its investment objectives, and the Fund's performance may be negatively affected as a result.

     Year 2000 Risks- As with other mutual funds, businesses, financial organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers don't properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000" or "Y2K" problem. The Adviser has assured the Trust that the computer systems it uses have been tested and are Y2K compliant. The Fund's other major service providers have provided similar assurances to the Fund.

     At the present time, the Fund believes that its exposure to losses resulting from the Y2K problem are minimal. However, neither the Fund or the Adviser can insure that the Fund is immune from Y2K problems. The primary unidentified risk to the Fund at this point in time concerns the Y2K preparedness of companies in which the Fund invests, and foreign issuers in particular. Foreign issuers may not be as well prepared for the Y2K problem as U.S. issuers, and this may pose additional risk to the Fund. The Fund's Adviser will continue to monitor the companies in which the Fund invests for evidence of Y2K preparedness, or the lack thereof, and will adjust the Fund's portfolio as needed to minimize such risks.

HOW HAS THE FUND PERFORMED IN THE PAST?

The bar chart and table below help show the returns and risks of investing in the Fund. They show changes in the Fund's yearly performance over the lifetime of the Fund. They also compare the Fund's performance to the performance of the S&P 500 Index** during each period. You should be aware that the Fund's past performance may not be an indication of how the Fund will perform in the future.

PERFORMANCE BAR
CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31  (1)

35%
30%               -------   30.23%
25%               -------
20%               -------                   -------  21.81%
15%               -------                   -------
10%               -------                   -------
05%               -------                   -------
--------------------------------------------------------------------------------
                  Year Ended                Year Ended
                  Dec. 31, 1997             Dec. 31, 1998

Best Quarter:     4th Qtr   1998  20.11%
Worst Quarter:    3rd Qtr   1998  (12.18)%

Average Annual Total Returns (For Periods ending on December 31, 1998)
----------------------------------------------------------------------

                                    The Fund         S&P 500 Index**
                                    --------         ---------------

One Year                            21.81%           28.58%
Inception                           25.52%           28.10%

For the Period 1/1/99 through 6/30/99, the Fund's annualized total return was 27.64%

(1) Because the Fund is offering Class A, B and C shares for the first time in this prospectus, the returns shown in the Bar Chart and table above are for a class of Fund shares not offered by this Prospectus. However, Class A, B and C shares of the Fund would have substantially similar returns to the returns shown above because all share classes are invested in the same portfolio of securities. The returns shown above will differ from the returns achieved by the Class A, B and C shares only to the extent that the various classes do not have the same ongoing expenses and sales charges.

**   The S&P 500  Index  is a  widely  recognized,  unmanaged  index  of the 500 largest companies in the United States as measured by market capitalization. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

WHAT ARE THE FUND'S FEES AND EXPENSES?

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

                                                    CLASS A   CLASS B   CLASS C
                                                    -------   -------   -------
SHAREHOLDER FEES:
-----------------
(fees paid directly from your investment)
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES    5.50%     NONE      NONE
(As a percentage of offering price)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                NONE      5.50%(1)  1.00%(2)
(As a percentage of redemption proceeds)
REDEMPTION FEES                                     NONE(3)   NONE      NONE

ANNUAL FUND OPERATING EXPENSES:                     CLASS A   CLASS B   CLASS C
------------------------------                      -------   -------   -------
(expenses that are deducted from Fund assets)
MANAGEMENT FEES                             (4)     1.00%     1.00%     1.00%
DISTRIBUTION & SERVICING (12B-1) FEES       (5)     0.25%     1.00%     1.00%
OTHER EXPENSES                              (6)     0.25%     0.25%     0.25%
                                                    -----     -----     -----
TOTAL ANNUAL FUND
OPERATING EXPENSES                                  1.50%     2.25%     2.25%

1. The maximum deferred sales charge of 5.50% is charged to shares redeemed within the first year of purchase. These deferred sales charges decline to 0.00% over a period of eight years. Please see "How to Buy & Sell Shares" , "Variable Pricing System" in this Prospectus.
2. Investments in Class C shares are not subject to an initial sales charge; however, a contingent deferred sales charge of 1% is imposed in the event of certain redemption transactions within thirteen months following such investments. Please see "How to Buy & Sell Shares" , "Variable Pricing System" in this Prospectus.
3. If you are a participant in a qualified employee retirement benefit plan with at least 100 eligible employees, you may purchase Class A shares without any sales charges. However, if you redeem your shares within one year of purchase, you will be charged a fee of 1.00% of the redemption proceeds.
4. Management fees include a fee of 0.75% for investment advisory services and 0.25% for administrative services provided to the Fund by the Fund's Sponsor.
5. Because 12b-1 fees are paid out of the assets of the Fund on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
6. Other Expenses included fees paid to the Fund's transfer agent, administrator and other service providers. Because the Fund is offering these share Classes for the first time, these fees are estimated.

EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


                    1 YEAR            3 YEARS
                    ------            -------
CLASS A             $  694            $  998
CLASS B             $  785            $ 1024
CLASS C             $  329            $  703

IF YOU DID NOT REDEEM YOUR SHARES, YOUR EXPENSES WOULD BE:

                    1 YEAR            3 YEARS
                    ------            -------
CLASS A             $  694            $  998
CLASS B             $  228            $  703
CLASS C             $  228            $  703

Because the Fund has no operating history for these share classes, these expense figures are based on estimated amounts for the Fund's first fiscal year.
--------------------------------------------------------------------------------

                            QUAKER MID-CAP VALUE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund's investment objective is long-term growth of capital. Current income is not a significant investment consideration, and any such income realized will be considered incidental to the Fund's investment objective.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

     The Adviser attempts to achieve the Fund's investment goals by:

     o normally investing at least 65% of the Fund's total assets in US common stocks;
     o investing primarily in equity securities with market capitalizations similar to the market capitalizations of the companies included in the S&P 400 Mid-Cap Index;
     o Generally maintaining an ultimate selection of 25-75 stocks for investment by the Fund;
     o investing in companies considered by the Fund's Adviser to have consistent earnings and above-average core assets, selling at relatively low market valuations, with attractive growth and momentum characteristics; and
     o minimizing portfolio turnover so as to avoid realizing capital gains; such a policy tends to minimize adverse tax consequences to Fund shareholders.

     The Fund's Adviser believes that the Fund's investment objective is best achieved by investing in companies that exhibit the potential for significant growth over the long term. The Adviser defines long-term as a time horizon of at least three years. To identify companies that have significant growth potential, the Adviser employs a value-oriented approach to stock selection. To choose the securities in which the Fund will invest, the Adviser seeks to identify companies which exhibit some or all of the following criteria:

     o    low price-to-earnings ratio ("P/E");
     o    low price-to-book value or tangible asset value;
     o    excellent prospects for growth;
     o    strong franchise;
     o    highly qualified management;
     o    consistent free cash flow; and
     o    high returns on invested capital.

     In order to choose the securities in which the Fund invests, the Adviser employs its own proprietary cash-flow based, dividend discount analytical model. The Adviser selects 50-100 securities which it believes to be undervalued relative to comparable alternate investments, then focuses on the fundamentals of these companies to choose which companies will ultimately be included in the Fund.

     The Fund may invest up to 25% of its total assets in foreign securities that are traded on a U.S. exchange, in the form of American Depository Receipts ("ADRs"). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

     The Fund will normally invest its remaining assets in cash and cash equivalents, such as U.S. government debt instruments, other money market mutual funds, and repurchase agreements.

     Ordinarily, the Fund's portfolio will be invested primarily in common stocks. However, the Fund is not required to be fully invested in common stocks and, in fact, usually maintains a small percentage of its assets in cash reserves. Under abnormal market or economic conditions, The Trust has authorized the Fund's Adviser to adopt a temporary defensive investment position in the market. When the Adviser assumes such a position, cash reserves may be a significant percentage (up to 100%) of the Fund's total net assets. When assuming a temporary defensive position, the Fund usually invests its cash reserves in U.S. Government debt instruments, other unaffiliated mutual funds (money market funds) and repurchase agreements.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     General Risks- All investments are subject to inherent risks, and the Fund is no exception. Accordingly, you may lose money by investing in the Fund. When you sell your Fund shares, they may be worth more or less than what you paid for them because the value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and numerous other factors.

     Value Risk- The Fund's Adviser seeks to invest in companies that appear to be "undervalued" in the marketplace (i.e. trading at prices below the company's true worth). The risk in such an investment strategy is that the Adviser's analysis of a company's true value may be incorrect, and the securities purchased may not perform as expected, reducing the Fund's return.

     Stock Market Risk- The stock market tends to trade in cyclical price patterns, with prices generally rising or falling over sustained periods of time. The Fund invests primarily in common stocks, so the Fund will be subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company.

     Medium-Cap Stock Risks- The Fund invests in companies with medium market capitalizations (from $1.5 to $6 billion). Because these companies are relatively small compared to large-cap companies, may be engaged in business mostly within their own geographic region, and may be less well-known to the investment community, they can have more volatile share prices. Also, these companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. As a result, their stock prices often react more strongly to changes in the marketplace.

     Foreign Securities Risk- Investments in foreign securities involve greater risks compared to domestic investments for the following reasons:

     o Foreign companies are not subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies.
     o Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards.
     o Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders.
     o Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be indirectly subject to the risks associated with fluctuations in currency values, because the ADR's in which the Fund invests represent interests in foreign currency denominated securities.
     o    Although  the Fund  will  only  invest  in  foreign  issuers  that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could negatively affect the Fund.

     Temporary Defensive Positions- During times when the Fund holds a significant portion of its net assets in cash, it will not be investing according to its investment objectives, and the Fund's performance may be negatively affected as a result.

     Year 2000 Risks- As with other mutual funds, businesses, financial organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers don't properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000" or "Y2K" problem. The Adviser has assured the Trust that the computer systems it uses have been tested and are Y2K compliant. The Fund's other major service providers have provided similar assurances to the Fund.

     At the present time, the Fund believes that its exposure to losses resulting from the Y2K problem are minimal. However, neither the Fund or the Adviser can insure that the Fund is immune from Y2K problems. The primary unidentified risk to the Fund at this point in time concerns the Y2K preparedness of companies in which the Fund invests, and foreign issuers in particular. Foreign issuers may not be as well prepared for the Y2K problem as U.S. issuers, and this may pose additional risk to the Fund. The Fund's Adviser will continue to monitor the companies in which the Fund invests for evidence of Y2K preparedness, or the lack thereof, and will adjust the Fund's portfolio as needed to minimize such risks.

HOW HAS THE FUND PERFORMED IN THE PAST?

The bar chart and table below help show the returns and risks of investing in the Fund. They show changes in the Fund's yearly performance over the lifetime of the Fund. They also compare the Fund's performance to the performance of the S&P 400 Mid-Cap Index** during each period. You should be aware that the Fund's past performance may not be an indication of how the Fund will perform in the future.

PERFORMANCE BAR
CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31  (1)

10%               -------  7.84%
05%               -------
--------------------------------------------------------------------------------
                  Year Ended
                  Dec. 31, 1998

Best Quarter:     2nd Qtr   1999  15.91%
Worst Quarter:    4th Qtr   1998  (13.18)%

Average Annual Total Returns (For Periods ending on December 31, 1998)
----------------------------------------------------------------------

                                   The Fund         S&P 400 Mid-Cap Index**
                                   --------         -----------------------

One Year                           7.84%            17.68%
Inception (12/31/97)               7.84%            17.68%

For the Period 1/1/99 through 6/30/99, the Fund's annualized total return was 8.19%

1. Because the Fund is offering Class A, B and C shares for the first time in this prospectus, the returns shown in the Bar Chart and table above are for a class of Fund shares not offered by this Prospectus. However, Class A, B and C shares of the Fund would have substantially similar returns to the returns shown above because all share classes are invested in the same portfolio of securities. The returns shown above will differ from the returns achieved by the Class A, B and C shares only to the extent that the various classes do not have the same ongoing expenses and sales charges.

** The S&P 400 Mid-Cap Index is a widely recognized, unmanaged index of 400 companies in the United States with market capitalizations between $1.5 billion and $6 billion. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

WHAT ARE THE FUND'S FEES AND EXPENSES?

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

                                                    CLASS A   CLASS B   CLASS C
                                                    -------   -------   -------
SHAREHOLDER FEES:
-----------------
(fees paid directly from your investment)
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES    5.50%     NONE      NONE
(As a percentage of offering price)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                NONE      5.50%(1)  1.00%(2)
(As a percentage of redemption proceeds)
REDEMPTION FEES                                     NONE(3)   NONE      NONE

ANNUAL FUND OPERATING EXPENSES:                     CLASS A   CLASS B   CLASS C
------------------------------                      -------   -------   -------
(expenses that are deducted from Fund assets)
MANAGEMENT FEES                             (4)     1.00%     1.00%     1.00%
DISTRIBUTION & SERVICING (12B-1) FEES       (5)     0.25%     1.00%     1.00%
OTHER EXPENSES                              (6)     0.25%     0.25%     0.25%
                                                    -----     -----     -----
TOTAL ANNUAL FUND
OPERATING EXPENSES                                  1.50%     2.25%     2.25%

1. The maximum deferred sales charge of 5.50% is charged to shares redeemed within the first year of purchase. These deferred sales charges decline to 0.00% over a period of eight years. Please see "How to Buy & Sell Shares" , "Variable Pricing System" in this Prospectus.
2. Investments in Class C shares are not subject to an initial sales charge; however, a contingent deferred sales charge of 1% is imposed in the event of certain redemption transactions within thirteen months following such investments. Please see "How to Buy & Sell Shares" , "Variable Pricing System" in this Prospectus.
3. If you are a participant in a qualified employee retirement benefit plan with at least 100 eligible employees, you may purchase Class A shares without any sales charges. However, if you redeem your shares within one year of purchase, you will be charged a fee of 1.00% of the redemption proceeds.
4. Management fees include a fee of 0.75% for investment advisory services and 0.25% for administrative services provided to the Fund by the Fund's Sponsor.
5. Because 12b-1 fees are paid out of the assets of the Fund on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
6. Other Expenses included fees paid to the Fund's transfer agent, administrator and other service providers. Because the Fund is offering these share Classes for the first time, these fees are estimated.

EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

                    1 YEAR            3 YEARS
                    ------            -------
CLASS A             $  694            $   998
CLASS B             $  785            $ 1024
CLASS C             $  329            $   703

IF YOU DID NOT REDEEM YOUR SHARES, YOUR EXPENSES WOULD BE:

                    1 YEAR            3 YEARS
                    ------            -------
CLASS A             $  694            $  998
CLASS B             $  228            $  703
CLASS C             $  228            $  703

Because the Fund has no operating history for these share classes, these expense figures are based on estimated amounts for the Fund's first fiscal year.
--------------------------------------------------------------------------------

                           QUAKER SMALL-CAP VALUE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund's investment objective is long-term growth of capital. Current income is not a significant investment consideration, and any such income realized will be considered incidental to the Fund's investment objective.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

     The Adviser attempts to achieve the Fund's investment goals by:

     o normally investing at least 65% of the Fund's total assets in US common stocks;
     o primarily investing in equity securities with market capitalizations similar to the market capitalizations of companies included in the Russell 2500 Index, with an ultimate selection of 140-160 stocks;
     o investing in a portfolio of securities which includes a broadly diversified number of U.S. equity securities which the Fund's Adviser believes show a high probability of superior prospects for above average total return.

     Under normal conditions, at least 65% of the Fund's total assets will be invested in equity securities of small capitalization companies, as measured by the Russell 2500 Index (current range).

     In selecting portfolio companies, the Fund's Adviser focuses on companies with consistently high earnings and above-average core assets, selling at relatively low market valuations, with attractive growth and momentum characteristics. The Fund will normally remain fully invested in these securities at all times, subject to a minimum cash balance maintained for operational purposes.

     The Fund's Adviser screens a broad universe of U.S. securities to identify a subset of issuers with ample trading volume, a number of years of operating history, and capitalizations no larger than the companies in the Russell 2000 Index. The resulting stocks are divided into 11 peer groups or sectors. Within each group, the Adviser identifies the most attractive stocks by considering a number of balance sheet and income statement criteria. The Adviser then chooses securities so as to approximate the overall industry and risk factor characteristics of the Russell 2000 Index.

     The Fund may invest up to 25% of its total assets in foreign securities that are traded on a U.S. exchange, in the form of American Depository Receipts ("ADRs"). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

     The Fund may invest its remaining assets, if any, in equity securities of medium and large capitalization companies, cash and cash equivalents, such as U.S. government debt instruments, other money market mutual funds, and repurchase agreements.

     Ordinarily, the Fund's portfolio will be invested primarily in common stocks. However, the Fund is not required to be fully invested in common stocks and, in fact, usually maintains a small percentage of its assets in cash reserves. Under abnormal market or economic conditions, The Trust has authorized the Fund's Adviser to adopt a temporary defensive investment position in the market. When the Adviser assumes such a position, cash reserves may be a significant percentage (up to 100%) of the Fund's total net assets. When assuming a temporary defensive position, the Fund usually invests its cash reserves in U.S. Government debt instruments, other unaffiliated mutual funds (money market funds) and repurchase agreements.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     General Risks- All investments are subject to inherent risks, and the Fund is no exception. Accordingly, you may lose money by investing in the Fund. When you sell your Fund shares, they may be worth more or less than what you paid for them because the value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and numerous other factors.

     Stock Market Risk- The stock market tends to trade in cyclical price patterns, with prices generally rising or falling over sustained periods of time. The Fund invests primarily in common stocks, so the Fund will be subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company.

     Value Risk- The Fund's Adviser seeks to invest in companies that appear to be "undervalued" in the marketplace (i.e. trading at prices below the company's true worth). The risk in such an investment strategy is that the Adviser's analysis of a company's true value may be incorrect, and the securities purchased may not perform as expected, reducing the Fund's return.

     Small-Cap Stock Risks- The Fund will invest in companies with small market capitalizations (generally less than $1.5 billion). Because these companies are relatively small compared to large-cap companies, may be engaged in business mostly within their own geographic region, and may be less well-known to the investment community, they can have more volatile share prices. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. As a result, their stock prices often react more strongly to changes in the marketplace.

     Foreign Securities Risk- Investments in foreign securities involve greater risks compared to domestic investments for the following reasons:

     o Foreign companies are not subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies.
     o Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards.
     o Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders.
     o Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be indirectly subject to the risks associated with fluctuations in currency values, because the ADR's in which the Fund invests represent interests in foreign currency denominated securities.
     o    Although  the Fund  will  only  invest  in  foreign  issuers  that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could negatively affect the Fund.

     Temporary Defensive Positions- During times when the Fund holds a significant portion of its net assets in cash, it will not be investing according to its investment objectives, and the Fund's performance may be negatively affected as a result.

     Year 2000 Risks- As with other mutual funds, businesses, financial organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers don't properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000" or "Y2K" problem. The Adviser has assured the Trust that the computer systems it uses have been tested and are Y2K compliant. The Fund's other major service providers have provided similar assurances to the Fund.

     At the present time, the Fund believes that its exposure to losses resulting from the Y2K problem are minimal. However, neither the Fund or the Adviser can insure that the Fund is immune from Y2K problems. The primary unidentified risk to the Fund at this point in time concerns the Y2K preparedness of companies in which the Fund invests, and foreign issuers in particular. Foreign issuers may not be as well prepared for the Y2K problem as U.S. issuers, and this may pose additional risk to the Fund. The Fund's Adviser will continue to monitor the companies in which the Fund invests for evidence of Y2K preparedness, or the lack thereof, and will adjust the Fund's portfolio as needed to minimize such risks.

HOW HAS THE FUND PERFORMED IN THE PAST?

The bar chart and table below help show the returns and risks of investing in the Fund. They show changes in the Fund's yearly performance over the lifetime of the Fund. They also compare the Fund's performance to the performance of the Russell 2000 Index** during each period. You should be aware that the Fund's past performance may not be an indication of how the Fund will perform in the future.

PERFORMANCE BAR
CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31  (1)

40%               -------  41.47%
35%               -------
30%               -------
25%               -------
20%               -------
15%               -------
10%               -------
05%               -------                   -------   5.15%
--------------------------------------------------------------------------------
                  Year Ended                Year Ended
                  Dec. 31, 1997             Dec. 31, 1998

Best Quarter:     2nd Qtr   1997  20.14%
Worst Quarter:    3rd Qtr   1998  (18.19)%

Average Annual Total Returns (For Periods ending on December 31, 1998)
----------------------------------------------------------------------

                                    The Fund         Russell 2000 Index**
                                    --------         --------------------

One Year                            5.15%            (3.08)%
Inception (11/25/96)                20.59%            10.37%

For the Period 1/1/99 through 6/30/99, the Fund's annualized total return was 0.32%

1. Because the Fund is offering Class A, B and C shares for the first time in this prospectus, the returns shown in the Bar Chart and table above are for a class of Fund shares not offered by this Prospectus. However, Class A, B and C shares of the Fund would have substantially similar returns to the returns shown above because all share classes are invested in the same portfolio of securities. The returns shown above will differ from the returns achieved by the Class A, B and C shares only to the extent that the various classes do not have the same ongoing expenses and sales charges.

** The Russell 200 Index is a widely recognized, unmanaged index of the 2000 companies in the United States. The Index is generally considered to represent approximately 90% of the publicly traded companies in the United States as measured by market capitalization. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

WHAT ARE THE FUND'S FEES AND EXPENSES?

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

                                                    CLASS A   CLASS B   CLASS C
                                                    -------   -------   -------
SHAREHOLDER FEES:
-----------------
(fees paid directly from your investment)
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES    5.50%     NONE      NONE
(As a percentage of offering price)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                NONE      5.50%(1)  1.00%(2)
(As a percentage of redemption proceeds)
REDEMPTION FEES                                     NONE(3)   NONE      NONE

ANNUAL FUND OPERATING EXPENSES:                     CLASS A   CLASS B   CLASS C
------------------------------                      -------   -------   -------
(expenses that are deducted from Fund assets)
MANAGEMENT FEES                             (4)     1.15%     1.15%     1.15%
DISTRIBUTION & SERVICING (12B-1) FEES       (5)     0.25%     1.00%     1.00%
OTHER EXPENSES                              (6)     0.25%     0.25%     0.25%
                                                    -----     -----     -----
TOTAL ANNUAL FUND
OPERATING EXPENSES                                  1.65%     2.40%     2.40%

1. The maximum deferred sales charge of 5.50% is charged to shares redeemed within the first year of purchase. These deferred sales charges decline to 0.00% over a period of eight years. Please see "How to Buy & Sell Shares" , "Variable Pricing System" in this Prospectus.
2. Investments in Class C shares are not subject to an initial sales charge; however, a contingent deferred sales charge of 1% is imposed in the event of certain redemption transactions within thirteen months following such investments. Please see "How to Buy & Sell Shares" , "Variable Pricing System" in this Prospectus.
3. If you are a participant in a qualified employee retirement benefit plan with at least 100 eligible employees, you may purchase Class A shares without any sales charges. However, if you redeem your shares within one year of purchase, you will be charged a fee of 1.00% of the redemption proceeds.
4. Management fees include a fee of 0.90% for investment advisory services and 0.25% for administrative services provided to the Fund by the Fund's Sponsor.
5. Because 12b-1 fees are paid out of the assets of the Fund on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
6. Other Expenses included fees paid to the Fund's transfer agent, administrator and other service providers. Because the Fund is offering these share Classes for the first time, these fees are estimated.

EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

                    1 YEAR            3 YEARS
                    ------            -------
CLASS A             $709              $1,042
CLASS B             $780              $1,068
CLASS C             $344              $  748

IF YOU DID NOT REDEEM YOUR SHARES, YOUR EXPENSES WOULD BE:

                    1 YEAR            3 YEARS
                    ------            -------
CLASS A             $709              $1,042
CLASS B             $243              $  748
CLASS C             $243              $  748

Because the Fund has no operating history for these share classes, these expense figures are based on estimated amounts for the Fund's first fiscal year.
--------------------------------------------------------------------------------

                            QUAKER FIXED INCOME FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund's investment objective is to generate current income, preserve capital, and maximize total returns through active management of investment grade fixed income securities. Total Return is derived by combining the total changes in the principal value of all the Fund's investments with the total dividends and interest paid to the Fund.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

     The Fund's Adviser seeks to achieve the Fund's investment objective by:

     o normally investing at least 65% of the Fund's total assets in a variety of debt securities;
     o normally establishing a duration target for the Fund's portfolio similar to the duration of the Salomon Brother's Broad Investment Grade Index.
     o lengthening the duration of the Fund's portfolio when yields appear abnormally high, and shortening duration when yields appear abnormally low.
     o Changing the average maturity structure of the Fund to take advantage of shifts in the general interest rate environment.
     o Structuring the Fund's portfolio to take advantage of differences in the relative valuation of U.S. Treasury securities versus mortgage backed securities, asset backed securities, corporate bonds and U.S. agency securities.

     DURATION. Duration is an important concept in the Fund's fixed income management philosophy. "Duration" is not the same thing as "maturity". The risks of investing in debt securities generally rise as the maturity of that security lengthens. However, measuring risk solely by a security's maturity is not an entirely accurate method of gauging risk. Maturity takes into account only the final principal payments to determine the price risk of a particular fixed income security.

     Duration, on the other hand, weighs all potential cash flows - principal, interest and reinvestment income on an expected present value basis, to determine the "effective maturity" of the security as opposed to the stated maturity. Using such an analysis, a security with a maturity of ten years may only have a duration of six years. Accordingly, that security has less actual time risk than its maturity would lead you to believe.

     Using a proprietary analytical model for predicting interest rate movements, the Fund's Adviser determines the optimal duration target for the Fund and determines which of the Fund's permissible investments has the highest relative valuations. The Adviser then constructs and closely monitors a portfolio of the securities described below that it feels will most likely achieve its anticipated performance.

     U.S. GOVERNMENT SECURITIES. The Fund invests in U.S. Government Securities, such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills; securities guaranteed by the U.S. Government such as Government National Mortgage Association ("GNMA"); and securities issued by U.S. Government agencies and instrumentalities. Securities of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government (e.g. GNMA), some are supported by the right of the issuer to borrow from the U.S. Government (e.g. FNMA, FHLMC), and some are supported only by the credit of the issuer itself (e.g. SLMA, FFCB). You should be aware that the U.S. Government is not obligated to support U.S. Government agencies or instrumentalities in the future, other than as set forth above.

     MORTGAGE PASS-THROUGH CERTIFICATES. These securities represent undivided ownership interests in pools of mortgages. Such certificates are guaranteed as to payment of principal by the issuer. For securities issued by GNMA, the payment of principal is also backed by the full faith and credit of the U.S. Government. Mortgage pass-through certificates issued by FNMA or FHLMC are guaranteed as to payment of principal by the credit of the issuing U.S. Government agency. Securities issued by other non-governmental entities (such as commercial banks or mortgage bankers) may offer credit enhancement such as guarantees, insurance, or letters of credit. Mortgage pass-through certificates are subject to more rapid prepayment than their stated maturity date would indicate; their rate of prepayment tends to accelerate during periods of declining interest rates or increased property transfers and, as a result, the proceeds from such prepayments may be reinvested in instruments which have lower yields.

     COLLATERALIZED MORTGAGE OBLIGATIONS. The Fund may invest in collateralized mortgage obligations ("CMOs"), which are generally securities backed by mortgage pass-through certificates or whole mortgage loans (actual mortgages with similar interest rate and credit characteristics bundled and sold as a package). CMOs are usually structured into classes of varying maturities and principal payment priorities. CMOs pay interest and principal (including prepayments) monthly, quarterly or semi-annually. The Fund's Adviser will invest in CMOs when it determines that such securities fit the investment objective and policies of the Fund.

     ASSET-BACKED SECURITIES. In addition to CMOs, the Fund may also invest in other asset-backed securities, such as securities backed by automobile loans, credit card receivables, marine loans, recreational vehicle loans and manufactured housing loans. Typically, asset-backed securities represent undivided fractional interests in a trust whose assets consist of a pool of loans and security interests in the collateral securing the loans. Payments of principal and interest on asset-backed securities are passed through monthly to certificate holders and are usually guaranteed up to a certain amount and time period by a letter of credit issued by a financial institution. You should be aware that if the letter of credit is exhausted and the full amounts due on underlying loans are not received because of unanticipated costs, depreciation, damage or loss of the collateral securing the contracts, or other factors, certificate holders may experience delays in payment or losses on asset-backed securities. In some cases, asset-backed securities are divided into senior and subordinated classes so as to enhance the quality of the senior class. Underlying loans are subject to prepayment, which may reduce the overall return to certificate holders. Fixed Income will invest only in asset-backed securities rated A or better by Moody's, S&P, Fitch, or D&P, or if not rated, of equivalent quality as determined by the Funds' Adviser.

     FLOATING RATE SECURITIES. The Fund may invest in variable or floating rate securities that adjust the interest rate paid at periodic intervals based on an interest rate index. Typically, floating rate securities use as their benchmark an index such as the 1, 3 or 6 month London Inter Bank Offering Rate (LIBOR), 3, 6 or 12 month Treasury bills, or the Federal Funds rate. Resets of the rates can occur at predetermined intervals or whenever changes in the benchmark index occur.

     CORPORATE BONDS. Fixed Income may invest in notes and bonds issued by U.S. Corporations and foreign corporations rated by a U.S. rating service and traded on a U.S. exchange. All corporate securities will be of investment grade quality as determined by Moody's, S&P, Fitch, and D&P, or if no rating exists, of equivalent quality as determined by FAM. See, "Investment Limitations - Investment Grade Securities". FAM will monitor continuously the ratings of securities held by the Fund and the creditworthiness of their issuers.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     General Risks- All investments are subject to inherent risks, and the Fund is no exception. Accordingly, you may lose money by investing in the Fund. When you sell your Fund shares, they may be worth more or less than what you paid for them because the value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and numerous other factors. Anyone may invest in the Fund, but the Fund is primarily designed for tax-exempt institutional investors such as pension and profit-sharing plans, endowments, foundations, employee benefit trusts, and certain individuals. The Fund invests without regard to federal tax considerations other than those that apply to Fixed Income's status as a tax-exempt entity.

     Debt Securities. The Fund normally invests in debt securities. All of the securities described above are considered to be debt securities. The primary risks of investing in debt securities are interest rate risk and credit risk.

     As interest rates generally rise, the value of debt securities generally fall. The longer a debt security has until it matures, the more severely its price will change when interest rates change.

     The value of a debt security can change due to a change in the creditworthiness of the issuer. The less creditworthy the issuer, the less desirable the security and the lower its value. Debt securities guaranteed as to principal and interest by the full faith and credit of the U.S. Government are essentially credit-risk free. The creditworthiness of other securities largely depends upon the creditworthiness of the issuer. The issuer's credit rating can change over time, and when this happens it can have a negative affect on the value of such issuer's securities.

     All securities purchased for the Fund will be of investment grade quality as determined by Moody's Investors Service, Inc. ("Moodys"), Standard & Poor's Ratings Group ("S&P"), Fitch Investors Service, Inc. ("Fitch"), or Duff & Phelps ("D&P"), or if no rating exists, of equivalent quality as determined by the Adviser, under the Supervision of the Board of Trustees. For a more complete description of the various bond ratings for Moody's, S&P, Fitch and D&P, see Appendix A to the Statement of Additional Information.

     Year 2000 Risks- As with other mutual funds, businesses, financial organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers don't properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000" or "Y2K" problem. The Adviser has assured the Trust that the computer systems it uses have been tested and are Y2K compliant. The Fund's other major service providers have provided similar assurances to the Fund.

     At the present time, the Fund believes that its exposure to losses resulting from the Y2K problem are minimal. However, neither the Fund or the Adviser can insure that the Fund is immune from Y2K problems. The primary unidentified risk to the Fund at this point in time concerns the Y2K preparedness of companies in which the Fund invests, and foreign issuers in particular. Foreign issuers may not be as well prepared for the Y2K problem as U.S. issuers, and this may pose additional risk to the Fund. The Fund's Adviser will continue to monitor the companies in which the Fund invests for evidence of Y2K preparedness, or the lack thereof, and will adjust the Fund's portfolio as needed to minimize such risks.

HOW HAS THE FUND PERFORMED IN THE PAST?

The bar chart and table below help show the returns and risks of investing in the Fund. They show changes in the Fund's yearly performance over the lifetime of the Fund. They also compare the Fund's performance to the performance of the Solomon Broad Investment Grade Index** during each period. You should be aware that the Fund's past performance may not be an indication of how the Fund will perform in the future.

PERFORMANCE BAR
CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31  (1)

10%               -------  8.11             -------  8.52
05%               -------                   -------
--------------------------------------------------------------------------------
                  Year Ended                Year Ended
                  Dec. 31, 1997             Dec. 31, 1998

Best Quarter:     3rd Qtr   1998  4.91%
Worst Quarter:    1st Qtr   1997  (1.12)%

Average Annual Total Returns (For Periods ending on December 31, 1998)
----------------------------------------------------------------------

                           The Fund     Solomon Broad Investment Grade Index**
                           --------     --------------------------------------

One Year                   8.11%        9.64%
Inception(11/25/96)        6.99%        8.27%

For the Period 1/1/99 through 6/30/99, the Fund's annualized total return was (5.33)%

1. Because the Fund is offering Class A, B and C shares for the first time in this prospectus, the returns shown in the Bar Chart and table above are for a class of Fund shares not offered by this Prospectus. However, Class A, B and C shares of the Fund would have substantially similar returns to the returns shown above because all share classes are invested in the same portfolio of securities. The returns shown above will differ from the returns achieved by the Class A, B and C shares only to the extent that the various classes do not have the same ongoing expenses and sales charges.
** The Solomon Broad Investment Grade Index is an unmanaged index composed of a broad variety of investment grade bonds. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

WHAT ARE THE FUND'S FEES AND EXPENSES?

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

                                                    CLASS A   CLASS B   CLASS C
                                                    -------   -------   -------
SHAREHOLDER FEES:
-----------------
(fees paid directly from your investment)
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES    4.00%     NONE      NONE
(As a percentage of offering price)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                NONE      4.00%(1)  1.00%(2)
(As a percentage of redemption proceeds)
REDEMPTION FEES                                     NONE(3)   NONE      NONE

ANNUAL FUND OPERATING EXPENSES:                     CLASS A   CLASS B   CLASS C
------------------------------                      -------   -------   -------
(expenses that are deducted from Fund assets)
MANAGEMENT FEES                             (4)     0.65%     0.65%     0.65%
DISTRIBUTION & SERVICE (12B-1) FEES         (5)     0.25%     1.00%     1.00%
OTHER EXPENSES                              (6)     0.25%     0.25%     0.25%
                                                    -----     -----     -----
TOTAL ANNUAL FUND
OPERATING EXPENSES                                  1.05%     1.80%     1.80%

1. The maximum deferred sales charge of 4.00% is charged to shares redeemed within the first year of purchase. These deferred sales charges decline to 0.00% over a period of eight years. Please see "How to Buy & Sell Shares" , "Variable Pricing System" in this Prospectus.
2. Investments in Class C shares are not subject to an initial sales charge; however, a contingent deferred sales charge of 1% is imposed in the event of certain redemption transactions within thirteen months following such investments. Please see "How to Buy & Sell Shares" , "Variable Pricing System" in this Prospectus.
3. If you are a participant in a qualified employee retirement benefit plan with at least 100 eligible employees, you may purchase Class A shares without any sales charges. However, if you redeem your shares within one year of purchase, you will be charged a fee of 1.00% of the redemption proceeds.
4. Management fees include a fee of 0.40% for investment advisory services and 0.25% for administrative services provided to the Fund by the Fund's Sponsor.
5. Because 12b-1 fees are paid out of the assets of the Fund on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
6. Other Expenses included fees paid to the Fund's transfer agent, administrator and other service providers. Because the Fund is offering these share Classes for the first time, these fees are estimated.

EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

                    1 YEAR            3 YEARS
                    ------            -------
CLASS A             $503              $721
CLASS B             $589              $891
CLASS C             $284              $566

IF YOU DID NOT REDEEM YOUR SHARES, YOUR EXPENSES WOULD BE:

                    1 YEAR            3 YEARS
                    ------            -------
CLASS A             $503              $721
CLASS B             $183              $566
CLASS C             $183              $566

Because the Fund has no operating history for these share classes, these expense figures are based on estimated amounts for the Fund's first fiscal year.
--------------------------------------------------------------------------------

                    THE FUNDS' INVESTMENT ADVISERS & SPONSOR

FOR THE QUAKER CORE EQUITY FUND:
Geewax, Terker & Co. ("GTC") provides the Core Equity Fund with a continuous program of investment management, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities.

GTC was established as a Pennsylvania partnership in 1982, and is registered as an investment adviser under the Investment Advisors Act of 1940, as amended. GTC currently serves as investment advisor to over $3.5 billion in assets. GTC operates as an investment advisory firm, and has been rendering investment counsel, utilizing investment strategies substantially similar to that of the Core Equity Fund, to individuals, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since 1987. GTC's address is 99 Starr Street, Phoenixville, Pennsylvania 19460. GTC is controlled by John J. Geewax and Bruce E. Terker.

John J. Geewax, general partner of GTC, has responsibility for the day-to-day management of the Fund's portfolio. Prior to establishing Geewax, Terker & Co. in 1982, Mr. Geewax served as a portfolio manager with Pennsylvania Asset Services beginning in 1980. He was also an instructor at the Wharton School of the University of Pennsylvania from 1980 to 1982.

Messrs. Geewax and Terker, under the aegis Geewax, Terker & Co., have provided investment management services and counseling to a significant number of individual clients, large institutional clients and other registered investment companies, including the Noah Fund and Vanguard Trustees Equity Fund since founding the company.

Under the Advisory Agreement with the Trust, GTC receives a monthly management fee equal to an annual rate of 0.75% of the average daily net asset value of the Fund.

FOR THE QUAKER AGGRESSIVE GROWTH FUND:
DG Capital Management, Inc. ("DGCM") provides the Quaker Aggressive Growth Fund with a continuous program of investment management, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to an Investment Advisory Agreement ("Advisory Agreement") with the Trust.

DGCM was established as a sole proprietorship in 1985 and converted to a Massachusetts corporation in 1996, and is registered under the Investment Advisors Act of 1940, as amended. DGCM currently serves as investment advisor to over $10 million in assets. DGCM has been rendering investment counsel, utilizing investment strategies substantially similar to that of the Aggressive Growth Fund, to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since 1985. DGCM's address is 121 High Street, Boston, Massachusetts 02110. DGCM is controlled by Manu Daftary. Mr. Daftary is the President of DGCM and the firm's sole shareholder.

Manu Daftary is the Fund's portfolio manager and has been responsible for day-to-day management of the Fund's portfolio since its inception. He has been with DGCM since July 1996. Previously Mr. Daftary was a portfolio manager with Greenville Capital Management during 1995 and early 1996; was Senior Vice President/Portfolio Manager with Hellman, Jordan Management Company from 1993-1995; was co-manager of the institutional growth stock portfolio with Geewax, Terker & Co. from 1988-1993. Investment advisory services are the sole business of both DGCM and Mr. Daftary.

Under the Advisory Agreement with the Trust, DGCM receives a monthly management fee equal to an annual rate of 0.75% of the average daily net asset value of the Fund.

FOR THE QUAKER LARGE-CAP VALUE AND MID-CAP VALUE FUNDS:
Compu-Val Investments, Inc. ("CVI") provides the Large-Cap Value Fund and the Mid-Cap Value Fund with a continuous program of investment management, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to an Investment Advisory Agreement ("Advisory Agreement") with the Trust.

CVI was established as a Delaware corporation in 1974 and is registered under the Investment Advisors Act of 1940, as amended. CVI currently serves as investment advisor to over $170 million in assets. CVI has been rendering investment counsel, utilizing investment strategies substantially similar to that of the Large-Cap Value And Mid-Cap Value Funds, to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since 1974. CVI's address is 1702 Lovering Avenue, Wilmington, Delaware, 19806. CVI is controlled by James Kalil, Ph.D. and Donald J. Kalil.

Christopher O'Keefe, Director of Equity Research for the Advisor since 1995, is the Funds' portfolio manager. Previously, Mr. O'Keefe was an investment analyst with CoreStates Investment Advisors, Philadelphia, PA , since 1989.

Under the Advisory Agreement with the Trust, CVI receives a monthly management fee equal to an annual rate of 0.75% of the average daily net asset value of each Fund.

FOR THE QUAKER SMALL-CAP VALUE FUND:
Aronson + Partners ("Aronson") provides the Quaker Small-Cap Value Fund with a continuous program of investment management, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to an amended Investment Advisory Agreement ("Advisory Agreement") with the Trust, dated October 19, 1998.

Aronson was established as a Pennsylvania partnership in 1984 and is registered as an investment adviser under the Investment Advisors Act of 1940, as amended. Aronson currently serves as investment advisor to over $1.4 billion in assets. Aronson has been rendering investment counsel, utilizing investment strategies substantially similar to that of the Small-Cap Value Fund, to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since its inception in 1984. Aronson's address is 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19012. Aronson is controlled by Theodore R. Aronson.

Mr. Aronson has been responsible for day-to-day management of the Fund's portfolio since its inception. He has been with Aronson since August 1984. Previously Mr. Aronson was a partner with Addison Capital Management.

Under the Advisory  Agreement  with the Trust,  Aronson is paid a base fee (Base
Fee) at an annual rate of 0.90% of the daily net assets of the Fund to be computed and paid quarterly when the cumulative investment results for the Fund over the prior running twelve (12) months exceed the return for the Russell 2000 Index for the same period by at least 3.0%. Adjustment factors will be applied to the investment advisory fee according to the following formula.:

Cumulative 12 months                        Performance Fee
Return versus the Index                     Adjustment

Less than + 1.0%                            0.3333 X Base Fee
Between +1.0 and +1.5%                      0.4664 X Base Fee
Between +1.5 and +2.0%                      0.5998 X Base Fee
Between +2.0 and +2.5%                      0.7332 X Base Fee
Between +2.5 and + 3.0%                     0.8666 X Base Fee
At +3.0%                                    1.0000 X Base Fee
Between +3.0 and + 3.5%                     1.1334 X Base Fee
Between +3.5 and + 4.0%                     1.2668 X Base Fee
Between +4.0 and + 4.5%                     1.4002 X Base Fee
Between +4.5 and + 5.0%                     1.5336 X Base Fee
More than +5.0%                             1.6667 X Base Fee

FOR THE QUAKER FIXED-INCOME FUND
Fiduciary Asset Management Co. ("FAM") provides the Quaker Fixed Income Fund with a continuous program of investment management, including the composition of the Fund's portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to an Investment Advisory Agreement ("Advisory Agreement") with the Trust.

FAM was established as a Missouri corporation in 1994 and is registered as an investment adviser under the Investment Advisors Act of 1940, as amended. FAM currently serves as investment advisor to over $3.7 billion in assets, rendering investment counsel and utilizing investment strategies substantially similar to that of the Fund, to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since its inception in 1994. FAM's address is 8112 Maryland Avenue, Suite 310, Clayton, Missouri 63105. FAM is controlled by Charles D. Walbrandt.

Wiley D. Angell has been responsible for day-to-day management of the Fixed Income Fund's portfolio since its inception. Mr. Angell has been with FAM since its inception in June 1994. Previously Mr. Angell was Corporate Director, Fixed Income Portfolio Manager with General Dynamics Corporation.

Under the Advisory Agreement with the Trust, FAM receives a monthly management fee equal to an annual rate of 0.45% of the average daily net asset value of the Fixed Income Fund.

THE FUNDS' SPONSOR:
Pursuant to a Sponsorship Agreement adopted by the Trust for each Fund, Quaker Funds, Inc., provides shareholder servicing activities for each Fund not otherwise provided by each Fund's Administrator or Custodian, for which it will receive a fee at an annual rate of 0.25% of the average daily net assets of each Fund. Quaker Funds, Inc. also provides oversight with respect to each Advisor, arranges for payment of investment advisory and administrative fees, coordinates payments under each Fund's Distribution Plan, develops communications with existing Fund shareholders, assists in responding to shareholder inquiries, and provides other shareholder servicing tasks.

                     HOW TO BUY AND SELL SHARES OF THE FUND

INVESTING IN THE FUND

Determining Share Prices
------------------------
Shares of each Share Class of the Fund are offered at the public offering price for each share Class. The public offering price is each share's next calculated net asset value ("NAV"), plus the applicable sales charge, if any. NAV per share is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. The Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by each Fund's Advisor, subject to the review and supervision of the Board of Trustee. Each Fund's per share NAV and public offering price is computed on all days on which the New York Stock Exchange ("NYSE") is open for business, at the close of regular trading hours on the Exchange, currently 4:00 p.m. Eastern time. In the event that the NYSE closes early, the share price will be determined as of the time of closing.

Variable Pricing System
-----------------------
Each Fund in the Quaker Family of Funds offers three classes of shares by this prospectus. The main differences between each class are sales charges and ongoing fees. In choosing which class of shares to purchase, you should consider which will be most beneficial to you, given the amount of your purchase and the length of time you expect to hold the shares. Each share class in any Fund represent interests in the same portfolio of investments in that Fund. The Trust also offers other classes of shares without sales loads.

CLASS A SHARES.
Class A shares are offered at their public offering price, which is net asset value per share plus the applicable sales charge. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. The following sales charges apply to your purchases of Class A shares of each Fund except the Quaker Fixed-Income Fund:

                           SALES CHARGE       SALES CHARGE
                           AS A % OF          AS A % OF              DEALER
AMOUNT INVESTED            OFFERING PRICE     NET AMOUNT INVESTED    REALLOWANCE
---------------            --------------     -------------------    -----------
Less than   $ 49,999       5.50%              5.82%                  5.00%
$50,000 to  $ 99,999       4.75%              4.99%                  4.25%
$100,000 to $249,999       3.75%              3.76%                  3.25%
$250,000 to $499,999       2.75%              2.76%                  2.50%
$500,000 to $999,999       2.00%              2.00%                  1.75%
$1,000,000 or more         0.00%              0.00%                  0.00%

The following sales charges apply to your purchases of Class A shares of the Quaker Fixed-Income Fund:

                           SALES CHARGE       SALES CHARGE
                           AS A % OF          AS A % OF              DEALER
AMOUNT INVESTED            OFFERING PRICE     NET AMOUNT INVESTED    REALLOWANCE
---------------            --------------     -------------------    -----------
Less than   $ 99,999       4.00%              4.17%                  3.75%
$100,000 to $249,999       3.75%              3.89%                  3.50%
$250,000 to $499,999       2.75%              2.83%                  2.50%
$500,000 to $999,999       2.00%              2.04%                  1.75%
$1,000,000 or more         0.00%              0.00%                  0.00%

If you purchase more than $1,000,000 in any Fund's shares, or if you are a participant in a qualified employee retirement benefit plan with at least 100 eligible employees, you may purchase Class A shares without any sales charges. However, if you redeem your shares within one year of purchase, you will be charged a fee of 1.00% of the redemption proceeds.

Declaration Distributors, Inc, ("DDI") the Trust's principal underwriter, will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with DDI to sell shares of the Funds. The dealer's concession may be changed from time to time. DDI may from time to time offer incentive compensation to dealers who sell shares of the Funds subject to sales charges, allowing such dealers to retain an additional portion of the sales load. A dealer who receives all of the sales load may be deemed to be an "underwriter" under the Securities Act of 1933, as amended.

Exemptions from sales charges
-----------------------------
The Trust will waive sales charges for purchases by fee-based registered investment advisers for their clients, broker/dealers with wrap fee accounts, registered investment advisers or brokers for their own accounts, employees and employee related accounts of the Advisor, and for an organization's retirement plan that places either (i) 200 or more participants or (ii) $300,000 or more of combined participant initial assets into the Funds, in the aggregate. For purchasers that qualify for fee waiver, shares will be purchased at net asset value.

Reduced sales charges
---------------------
You may qualify for a reduced sales charge by aggregating the net asset value of all your load shares previously purchased in all Funds with the dollar amount of shares to be purchased. For example, if you already owned Class A shares in the Fund with a combined aggregate net asset value of $450,000, and you decided to purchase an additional $60,000 of Class A shares of any Fund except the Fixed-Income Fund, there would be a sales charge of 2.00% on your $60,000 purchase instead of the normal 4.75% on that purchase, because you had accumulated more than $500,000 total in the Funds.

Letter of intent
----------------
You can immediately qualify for a reduced or eliminated sales charge by signing a non-binding letter of intent stating your intention to buy an amount of shares in the Fund(s) during the next thirteen (13) months sufficient to qualify for the reduction. Your letter will not apply to purchases made more than 90 days prior to the letter. During the term of your letter of intent, the transfer agent will hold in escrow shares representing the highest applicable sales load for the Fund(s) each time you make a purchase. Any shares you redeem during that period will count against your commitment. If, by the end of your commitment term, you have purchased all the shares you committed to purchase, the escrowed shares will be released to you. If you have not purchased the full amount of your commitment, your escrowed shares will be redeemed in an amount equal to the sales charge that would apply if you had purchased the actual amount in your account all at once. Any escrowed shares not needed to satisfy that charge would be released to you.

CLASS B SHARES
Unlike Class A shares, Class B shares are sold at net asset value without an initial sales charge. Instead, a Contingent Deferred Sales Charge ("CDSC") is imposed on certain redemptions of Class B shares. This means that all of your initial investment is invested in the Fund(s) of your choice, and you will only incur a sales charge if you redeem shares within eight years. In that case, a CDSC may be imposed on your redemption. If a CDSC is imposed, it will be calculated on an amount equal to the lesser of the current market value or the original cost of the shares redeemed. What this means is that no sales charge is imposed on increases in the net asset value of your shares above their original purchase price. Also, no charge is assessed on shares derived from reinvestment of dividend or capital gains distributions.

The amount of the CDSC, if any, varies depending on the number of years you have held your shares. To determine that time period, all purchases made in any month are aggregated together and deemed to have been made on the last day of the month. For Class B shares of all Funds except the Fixed-Income Fund, the following CDSC charges apply:

     REDEMPTION WITHIN                           CDSC AS A PERCENTAGE
                                                OF REDEMPTION PROCEEDS
     -----------------------------------------------------------------
     1st  Year.......................................  5.50%
     2nd  Year.......................................  5.00%
     3rd  Year.......................................  4.50%
     4th  Year.......................................  4.00%
     5th  Year.......................................  3.00%
     6th  Year.......................................  2.00%
     7th  Year.......................................  1.00%
     8th  Year and Thereafter........................  None

For Class B shares of the Fixed-Income Fund, the following CDSC charges apply:

     REDEMPTION WITHIN                           CDSC AS A PERCENTAGE
                                                OF REDEMPTION PROCEEDS
     -----------------------------------------------------------------
     1st  Year.......................................  4.00%
     2nd  Year.......................................  3.50%
     3rd  Year.......................................  3.00%
     4th  Year.......................................  2.00%
     5th  Year.......................................  1.00%
     6th  Year.......................................  2.00%
     7th  Year.......................................  None
     8th  Year and Thereafter........................  None

When you send a redemption request to the Trust, unless you specify otherwise, shares not subject to the CDSC are redeemed first, then shares that have been held the longest, and so on. That way, you will be subject to the smallest charge possible.

CDSC waivers
------------
The CDSC is waived on redemptions of Class B shares (i) following the death or disability (as defined in the Code) of a shareholder (ii) in connection with certain distributions from an IRA or other retirement plan (iii) for annual withdrawals up to 10% of the value of the account, (iv) pursuant to the right of the Fund to liquidate a shareholder's account.

Conversion feature
------------------
Class B shares automatically convert to Class A shares once the economic equivalent of a 5.50% (4.00% for Fixed-Income fund Class B Shares) sales charge is recovered by the Fund(s) for each investment account, normally after 8 years. The sales charge is recoverable by the Fund(s) through the distribution fees paid under each Fund's Plan of Distribution for its Class B shares. Class B shares converting to Class A shares are not subject to additional sales charges.

CLASS C SHARES
Class C Shares are sold at net asset value without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund(s) of your choice. However, Class C shares pay an annual 12b-1 shareholder servicing fee of 0.25% of average daily net assets and an additional distribution fee of 0.75% per annum of average daily net assets.

In order to recover commissions paid to dealers on investments in Class C Shares, you will be charged a contingent deferred sales charge ("CDSC") of 1.00% of the value of your redemption if you redeem your shares within thirteen months from the date of purchase. You will not be charged a CDSC on reinvested dividends or capital gains, amounts purchased more than one year prior to the redemption, and increases in the value of your shares.

FACTORS TO CONSIDER WHEN CHOOSING A SHARE CLASS
When deciding which class of shares to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund(s), and the length of time you intend to hold your shares. You should consider, given the length of time you may hold your shares, whether the ongoing expenses of Class C or Class B shares will be greater than the front-end sales charge of Class A shares, and to what extent such differences may be offset by the lower ongoing expenses on Class A shares. To help you make a determination as to which class of shares to buy, please refer back to the examples of each Fund's expenses over time in the "FUNDS" Section of this Prospectus.

Distribution Fees
-----------------
Quaker Investment Trust (the "Trust") has adopted distribution and shareholder servicing plans (the "Distribution Plans"), pursuant to Rule 12b-1 under The Investment Company Act of 1940, as amended (the "1940 Act"), by Class of Shares, for each Fund. The Distribution Plans provide for fees to be deducted from the average net assets of the Funds in order to compensate the Sponsor or others for expenses relating to the promotion and sale of shares of each Fund.

Under the Class A Plan, the Class A shares of each Fund compensate the Sponsor and others for distribution expenses at a maximum annual rate of 0.25% (of which, the full amount may be service fees), payable on a monthly basis, of each Fund's average daily net assets attributable to Class A shares.

Under the Class B Plan, the Class B Shares of the Fund compensate the Sponsor and others for distribution and service fees at an annual rate of 1.00% (0.25% of which is a service fee) payable on a monthly basis, of each Fund's average daily net assets attributable to Class B shares. Amounts paid under the Class B Plan are paid to the Sponsor and others to compensate it for services provided and expenses incurred in the distribution of Class B shares, including the paying of commissions for sales of Class B shares. The Class B Plan is designed to allow investors to purchase Class B shares without incurring a front-end sales load and to permit the distributor to compensate authorized dealers for selling such shares. Accordingly, the Class B Plan combined with the CDSC for Class B shares is to provide for the financing of the distribution of Class B shares.

Under the Class C Plan, Class C Shares of each Fund compensate the Sponsor and others for distribution and service fees at an annual rate of 1.00% (0.75% of which is a distribution fee) payable on a monthly basis, of each Fund's average daily net assets attributable to Class C shares.

Amounts paid under the Class C Plan are paid to the Sponsor and others to compensate it for services provided and expenses incurred in the distribution of Class C shares, including the paying of ongoing shareholder servicing fees to persons who have sold Class C shares. The Class C Plan is designed to allow investors to purchase Class C shares without incurring a front-end sales load or a CDSC charge, and to permit the distributor to compensate authorized dealers for selling such shares. Accordingly, the Class C Plan's purpose is to provide for the financing of the distribution of Class C shares.

The Distribution Plans provide that the Funds may finance activities which are primarily intended to result in the sale of the Funds' shares, including but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents.

The Distribution Plans are reviewed annually by the Trust's Board of Trustees, and may be renewed only by majority vote of the shareholders of the Funds' Classes, or by majority vote of the Board, and in both cases also a majority vote of the "disinterested" Trustees of the Trust, as that term is defined in the 1940 Act.

Minimum Investment Amounts
--------------------------
Payments for Fund shares should be in U.S. dollars, and in order to avoid fees and delays, should be drawn on a U.S. bank. Fund management may reject any purchase order for Fund shares and may waive the minimum investment amounts in its sole discretion.

Your purchase of Fund shares is subject to the following minimum investment amounts:

                  MINIMUM                   MINIMUM
TYPE OF           INVESTMENT                SUBSEQUENT
ACCOUNT           TO OPEN ACCOUNT           INVESTMENTS
--------------------------------------------------------------------------------
REGULAR           $2,000                    $1,000
IRAs              $1,000                    $  100
--------------------------------------------------------------------------------

                        AUTOMATIC INVESTMENT PLAN MEMBERS

                  MINIMUM                   MINIMUM
TYPE OF           INVESTMENT                SUBSEQUENT
ACCOUNT           TO OPEN ACCOUNT           INVESTMENTS
--------------------------------------------------------------------------------
REGULAR           $2,000                    $100 per month minimum
IRAs              $2,000                    $100 per month minimum
--------------------------------------------------------------------------------

Opening and Adding To Your Account
----------------------------------
You can invest in the Funds by mail, wire transfer and through participating financial service professionals. After you have established your account and made your first purchase, you may also make subsequent purchases by telephone. You may also invest in the Funds through an automatic payment plan. Any questions you may have can be answered by calling 1-800-220-8888.

Purchasing Shares By Mail
-------------------------
To make your initial investment in the Funds, simply complete the Account Registration Form included with this Prospectus, make a check payable to the Fund of your choice, and mail the Form and check to:

                             Quaker Investment Trust
                         c/o Declaration Service Company
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19460

To make subsequent purchases, simply make a check payable to the Fund of your choice and mail the check to the above-mentioned address. Be sure to note your Fund account number on the check.

Your purchase order, if accompanied by payment, will be processed upon receipt by Declaration Service Company, the Fund's Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time), your shares will be purchased at the Fund's NAV calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the NAV determined as of the close of regular trading on the next business day.

Purchasing Shares by Wire Transfer
----------------------------------
To make an initial purchase of shares by wire transfer, you need to take the following steps:

1.   Fill out and mail or fax an Account Application to the Transfer Agent
2.   Call 1-800-220-8888 to inform us that a wire is being sent.
3.   Obtain an account number from the Transfer Agent.
4.   Ask your bank to wire funds to the account of:

                            First Union National Bank
                   Charlotte, North Carolina, ABA # 031201467
                           Credit Acct #2014217164231
                 For further credit to (Your Name and Account #)

Include your name(s), address and taxpayer identification number or Social Security number on the wire transfer instructions. The wire should state that you are opening a new Fund account.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Account Registration Form with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Application Form included with this prospectus, or call the transfer agent and they will send you an application. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

Purchases through Financial Service Organizations
-------------------------------------------------
You may purchase shares of the Funds through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

Purchasing Shares by Automatic Investment Plan
----------------------------------------------
You may purchase shares of the Funds through an Automatic Investment Plan ("Plan"). The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Funds. You can take advantage of the Plan by filling out the Automatic Investment Plan application, included with this Prospectus. You may only select this option if you have an account maintained at a domestic financial institution which is an Automated Clearing House member for automatic withdrawals under the Plan. The Trust may alter, modify, amend or terminate the Plan at any time, and will notify you at least 30 days in advance if it does so. For more information, call the Transfer Agent at 1-800-220-8888.

Purchasing Shares by Telephone
------------------------------
In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at their per share public offering price determined at the close of business on the day that the Transfer Agent receives payment through the Automated Clearing House, which could be as many as two days after you place your order for shares. Call the Transfer Agent for details.

You may make purchases by telephone only if you have an account at a bank that is a member of the Automated Clearing House. Most transfers are completed within three business days of your call. To preserve flexibility, the Trust may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Trust does not currently expect to charge such a fee.

The Funds' Transfer Agent employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming procedures such as the above have been followed, neither the Transfer Agent nor the applicable Fund will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Trust shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Trust and/or Transfer Agent has failed to follow procedures such as the above. However, if the Trust and/or Transfer Agent fails to follow procedures reasonably designed to prevent fraud, it may be liable for such losses.

Miscellaneous Purchase Information
----------------------------------
All applications to purchase shares of the Fund are subject to acceptance or rejection by authorized officers of the Company and are not binding until accepted. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by check or money order drawn on a U.S. bank, savings and loan association or credit union. The Fund's custodian may charge a fee against your account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds. The Fund reserves the right to refuse to accept applications under circumstances or in amounts considered disadvantageous to shareholders. If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m. Eastern time on any business day in accordance with their procedures, your purchase will be processed at the NAV calculated at 4:00 p.m. on that day, provided the securities broker transmits your order to the Transfer Agent before 5:00 p.m. Eastern time. The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order.

HOW TO SELL (REDEEM) YOUR SHARES

You may sell your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

By Mail
-------
Sale requests should be mailed via U.S. mail or overnight courier service to:

                  Declaration Service Company
                  555 North Lane, Suite 6160
                  Conshohocken, PA  19460

The redemption price you receive will be your Fund's per share NAV next calculated after receipt of all required documents in good order, less any applicable CDSC. Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction. If you purchase your shares by check and then redeem your shares before your check has cleared, the Trust may hold your redemption proceeds until your check clears, or for 15 days, whichever comes first. The Trust has reserved the right to redeem shares of the Fund for securities instead of cash under certain circumstances.

"Good order" means that your redemption request must include:

1.   Your account number;
2.   The Fund from which you are redeeming shares;
3. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed;
4. The signatures of all account owners exactly as they are registered on the account;
5.   Any required signature guarantees; and
6. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Signature Guarantees --
-----------------------
A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

o    if you change the ownership on your account;
o when you want the redemption proceeds sent to a different address than is registered on the account;
o if the proceeds are to be made payable to someone other than the account's owner(s);
o    any redemption transmitted by federal wire transfer to your bank; and
o if a change of address request has been received by the Trust or the Transfer Agent within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received by the Transfer Agent.

Signature guarantees are designed to protect both you and the Trust from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange, other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words, "Signature Guarantee."

The Trust may also rely upon confirmation of redemption requests transmitted via facsimile (FAX# 610-832-1067). The confirmation instructions must include:

1)   Shareholder name, name of applicable Fund, and account number;
2)   Number of shares or dollar amount to be redeemed;
3)   Instructions for transmittal of redemption funds to the shareholder; and
4) Shareholder signature as it appears on the application then on file with the Trust.

By Telephone
------------
You may redeem your shares by calling the Transfer Agent at 1-800-220-8888 if you elected to use telephone redemption on your account application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Trust or the Transfer Agent within 15 days prior to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering your redemption request in person or by mail. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone exactly when desired.

By Wire
-------
You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. The Fund's Custodian may charge a fee for outgoing wires.

Redemption At The Option Of The Trust
-------------------------------------
If the value of the shares in your account falls to less than $2000, the Trust may notify you that, unless your account is increased to $2000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have thirty days after notice to bring the account up to $2000 before any action is taken. This right of redemption shall not apply if the value of your account drops below $2000 as the result of market action. The Trust reserves this right because of the expense to the Fund of maintaining relatively small accounts.

Exchange Feature.
-----------------
You may exchange your shares of any Fund for the same share class of any other Fund of the Trust without incurring any additional sales charges. An exchange involves the simultaneous redemption of shares of one Fund and purchase of shares of another Fund at the respective closing net asset value next determined after a request for redemption has been received, and is a taxable transaction. Shares of each Fund may be exchanged for shares of any other Fund of the Trust at the net asset value. You may direct the Trust to exchange your shares by contacting the Transfer Agent. The request must be signed exactly as the investor's name appears on the account, and it must also provide the account number, number of shares to be exchanged, the name of the series to which the exchange will take place and a statement as to whether the exchange is a full or partial redemption of existing shares.

A pattern of frequent exchange transactions may be deemed by the Distributor to be an abusive practice that is not in the best interests of the shareholders of the Funds. Such a pattern may, at the discretion of the Distributor, be limited by that Fund's refusal to accept further purchase and/or exchange orders, after providing the investor with 60 days prior notice. The Distributor will consider all factors it deems relevant in determining whether a pattern of frequent purchases, redemptions and/or exchanges by a particular investor is abusive and not in the best interests of the Funds or its other shareholders. The Board of Trustees of the Trust reserves the right to suspend or terminate, or amend the terms of, the exchange privilege upon 60 days written notice to the shareholders.

Systematic  Withdrawal Plan.
----------  ----------------
Shareholders owning shares with a value of $10,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Funds to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. Each Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectus, or available by calling the Trust. If you prefer to receive systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Signature Guarantees"). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Funds. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Funds upon sixty days written notice or by a shareholder upon written notice to the Funds. Applications and further details may be obtained by calling the Funds at 800-220-8888, or by writing to the Transfer Agent.

DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Funds are derived from their net investment income. Net investment income will be distributed at least annually. The Funds' net investment income is made up of dividends received from the stocks and other securities they hold, as well as interest accrued and paid on any other obligations that might be held in their portfolios.

The Funds realize capital gains when they sell a security for more than they paid for it. The Funds may make distributions of their net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your dividends and/or distributions paid in cash, your distributions will be reinvested in additional shares of the Fund(s). You may change the manner in which your dividends are paid at any time by writing to the Transfer Agent.

TAX CONSIDERATIONS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders.

Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in a Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of a Fund.

You will be advised annually of the source of distributions for federal income tax purposes.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund(s).

GENERAL INFORMATION

The Funds will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports or other communications to investors, or in advertising material, the Funds may describe general economic and market conditions affecting them and may compare their performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Funds may also, from time to time, compare their performance to the one or more appropriate indices.

                              FINANCIAL HIGHLIGHTS

The financial data included in the tables below for the fiscal year ended June 30 of each time period have been audited by Goldenberg Rosenthal Friedlander, LLP, independent auditors. The information in the tables below should be read in conjunction with each Fund's latest audited financial statements and notes thereto, which may be obtained without charge by contacting the Funds. The information contained below is for a class of shares not offered by this prospectus. However, since all share classes of each Fund are invested in the same portfolio of securities, the returns shown below will vary only to the extent that the various share classes have different sales charges and ongoing expenses.

                              THE CORE EQUITY FUND

                                                                             FOR THE PERIOD
                                                                             FROM NOVEMBER
                                             YEAR            YEAR            25, 1996 (START OF
                                             ENDED           ENDED           OPERATIONS) TO
                                             JUNE 30, 1999   JUNE 30, 1998   JUNE 30, 1997
                                             --------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    14.42      $    11.61      $    10.00
                                             ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
         Net investment income (loss)             (0.06)           0.00            0.04
         Net realized and unrealized gain
         (loss) on investments                     4.10            2.81            1.61
                                             ----------      ----------      ----------
TOTAL FROM INVESTMENT OPERATIONS                   4.04            2.81            1.65
                                             ----------      ----------      ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income                     0.00            0.00           (0.04)
         Net realized capital gains               (0.68)           0.00            0.00
         Distributions in excess of
         Net realized gain                         0.00            0.00            0.00
                                             ----------      ----------      ----------
TOTAL DISTRIBUTIONS                               (0.68)           0.00           (0.04)
                                             ----------      ----------      ----------

NET ASSET VALUE, END OF PERIOD               $    17.78      $    14.42      $    11.61

TOTAL RETURN                                      28.16%          24.20%          16.50%(B)

RATIOS/ SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
(000'S OMITTED)                              $   25,407      $    4,777      $      519

RATIO OF EXPENSES TO AVERAGE NET ASSETS
         Before expense waivers and fee
         Reimbursements                            1.44%           3.48%          21.30%(a)
         After expense waivers and fee
         Reimbursements                            1.29%           1.35%           1.35%(a)

RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS:
         Before expense waivers and fee
         Reimbursements                           (0.73)%         (2.10)%        (19.47)%(a)
         After expense waivers and fee
         Reimbursements                           (0.58)%          0.03%           0.49%(a)

PORTFOLIO TURNOVER RATE                           78.38%          64.36%          11.49%

(a)  annualized
(b)  Aggregate Total Return, not annualized
--------------------------------------------------------------------------------

                           THE AGGRESSIVE GROWTH FUND

                                                                             FOR THE PERIOD
                                                                             FROM NOVEMBER
                                             YEAR            YEAR            25, 1996 (START OF
                                             ENDED           ENDED           OPERATIONS) TO
                                             JUNE 30, 1999   JUNE 30, 1998   JUNE 30, 1997
                                             --------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    12.01      $    11.16      $    10.00
                                             ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
         Net investment income (loss)              0.12            0.00            0.04
         Net realized and unrealized gain
         (loss) on investments                     5.54            2.69            1.23
                                             ----------      ----------      ----------
TOTAL FROM INVESTMENT OPERATIONS                   5.66            2.69            1.27
                                             ----------      ----------      ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income                    (0.12)           0.00           (0.04)
         Net realized capital gains               (3.45)          (1.38)          (0.07)
         Distributions in excess of
         Net realized gain                         0.00           (0.46)           0.00
                                             ----------      ----------      ----------
TOTAL DISTRIBUTIONS                               (3.57)          (1.84)          (0.11)
                                             ----------      ----------      ----------

NET ASSET VALUE, END OF PERIOD               $    14.10      $    12.01      $    11.16

TOTAL RETURN                                      49.44%          26.57%          12.68%(B)

RATIOS/ SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
(000'S OMITTED)                              $    3,865      $    1,714      $    1,121

RATIO OF EXPENSES TO AVERAGE NET ASSETS
         Before expense waivers and fee
         Reimbursements                            2.84%           8.09%          13.44%(a)
         After expense waivers and fee
         Reimbursements                            1.35%           1.35%           1.34%(a)

RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS:
         Before expense waivers and fee
         Reimbursements                           (0.45)%         (6.72)%         (9.18)(a)
         After expense waivers and fee
         Reimbursements                            1.04%          (0.04)%          0.64%(a)

PORTFOLIO TURNOVER RATE                        1,675.49%         876.64%         778.01%

(a)  annualized
(b)  Aggregate Total Return, not annualized
--------------------------------------------------------------------------------

                            THE LARGE-CAP VALUE FUND

                                                                             FOR THE PERIOD
                                                                             FROM NOVEMBER
                                             YEAR            YEAR            25, 1996 (START OF
                                             ENDED           ENDED           OPERATIONS) TO
                                             JUNE 30, 1999   JUNE 30, 1998   JUNE 30, 1997
                                             ------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    14.02      $    11.83      $    10.00
                                             ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
         Net investment income (loss)              0.04            0.07            0.07
         Net realized and unrealized gain
         (loss) on investments                     1.69            3.10            1.83
                                             ----------      ----------      ----------
TOTAL FROM INVESTMENT OPERATIONS                   1.73            3.17            1.90
                                             ----------      ----------      ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income                    (0.07)          (0.04)          (0.07)
         Net realized capital gains               (2.40)          (0.94)           0.00
         Distributions in excess of
         Net realized gain                        (2.47)          (0.98)          (0.07)
                                             ----------      ----------      ----------
TOTAL DISTRIBUTIONS                               (0.68)           0.00           (0.04)
                                             ----------      ----------      ----------

NET ASSET VALUE, END OF PERIOD               $    13.28      $    14.02      $    11.83

TOTAL RETURN                                      19.05%          28.32%          19.04%(B)

RATIOS/ SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
(000'S OMITTED)                              $    9,742      $    1,599      $      783

RATIO OF EXPENSES TO AVERAGE NET ASSETS
         Before expense waivers and fee
         Reimbursements                            2.02%           5.58%          16.44%(a)
         After expense waivers and fee
         Reimbursements                            0.81%           1.00%           1.00%(a)

RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS:
         Before expense waivers and fee
         Reimbursements                           (0.47)%         (3.99)%        (14.32)(a)
         After expense waivers and fee
         Reimbursements                            0.74%           0.59%           1.14%(a)

PORTFOLIO TURNOVER RATE                          136.81%         274.63%          34.26%

(a)  annualized
(b)  Aggregate Total Return, not annualized
--------------------------------------------------------------------------------

                             THE MID-CAP VALUE FUND

                                                             FOR THE PERIOD
                                                             FROM JANUARY
                                             YEAR            6, 1998 (START OF
                                             ENDED           OPERATIONS) TO
                                             JUNE 30, 1999   JUNE 30, 1998
                                             ---------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    10.93      $    10.00
                                             ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
         Net investment income (loss)              0.00           (0.02)
         Net realized and unrealized gain
         (loss) on investments                     0.23            0.95
                                             ----------      ----------
TOTAL FROM INVESTMENT OPERATIONS                   0.23            0.93
                                             ----------      ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income                     0.00            0.00
         Net realized capital gains               (0.16)           0.00
         Distributions in excess of
         Net realized gain                         0.00            0.00
                                             ----------      ----------
TOTAL DISTRIBUTIONS                               (0.16)           0.00)
                                             ----------      ----------

NET ASSET VALUE, END OF PERIOD               $    11.00      $    10.93

TOTAL RETURN                                       2.68%           9.30%(B)

RATIOS/ SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
(000'S OMITTED)                              $   12,155      $    9,033

RATIO OF EXPENSES TO AVERAGE NET ASSETS
         Before expense waivers and fee
         Reimbursements                            1.63%           1.97%(a)
         After expense waivers and fee
         Reimbursements                            1.35%           1.35%(a)

RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS:
         Before expense waivers and fee
         Reimbursements                           (0.33)%         (0.93)%(a)
         After expense waivers and fee
         Reimbursements                           (0.05)%         (0.31)%(a)

PORTFOLIO TURNOVER RATE                           69.36%          13.86%

(a)      annualized
(c)      Aggregate Total Return, not annualized
--------------------------------------------------------------------------------

                            THE SMALL-CAP VALUE FUND

                                                                             FOR THE PERIOD
                                                                             FROM NOVEMBER
                                             YEAR            YEAR            25, 1996 (START OF
                                             ENDED           ENDED           OPERATIONS) TO
                                             JUNE 30, 1999   JUNE 30, 1998   JUNE 30, 1997
                                             --------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    13.47      $    11.53      $    10.00
                                             ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
         Net investment income (loss)             (0.04)          (0.01)           0.01
         Net realized and unrealized gain
         (loss) on investments                    (0.04)           2.99            2.02
                                             ----------      ----------      ----------
TOTAL FROM INVESTMENT OPERATIONS                  (0.44)           2.98            2.03
                                             ----------      ----------      ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income                     0.00            0.00           (0.01)
         Net realized capital gains               (0.22)          (1.04)          (0.49)
         Distributions in excess of
         Net realized gain                         0.00            0.00            0.00
                                             ----------      ----------      ----------
TOTAL DISTRIBUTIONS                               (0.22)          (1.04)          (0.50)
                                             ----------      ----------      ----------

NET ASSET VALUE, END OF PERIOD               $    12.81      $    13.47      $    11.53

TOTAL RETURN                                      (2.96)%         27.04%          20.35%(B)

RATIOS/ SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
(000'S OMITTED)                              $   13,020      $    3,792      $    1,333

RATIO OF EXPENSES TO AVERAGE NET ASSETS
         Before expense waivers and fee
         Reimbursements                            1.78%           4.20%          10.50%(a)
         After expense waivers and fee
         Reimbursements                            1.35%           1.35%           1.31%(a)

RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS:
         Before expense waivers and fee
         Reimbursements                           (0.82)%         (3.03)%    (8.96)%(a)
         After expense waivers and fee
         Reimbursements                           (0.40)%         (0.18)%          0.22%(a)

PORTFOLIO TURNOVER RATE                          113.81%         129.58%          90.63%

(a)  annualized
(b)  Aggregate Total Return, not annualized
--------------------------------------------------------------------------------

                              THE FIXED INCOME FUND

                                                                             FOR THE PERIOD
                                                                             FROM NOVEMBER
                                              YEAR           YEAR            25, 1996 (START OF
                                              ENDED          ENDED           OPERATIONS) TO
                                              JUNE 30, 1999  JUNE 30, 1998   JUNE 30, 1997
                                              -------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    10.41      $    09.98      $    10.00
                                             ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
         Net investment income (loss)              0.48            0.47            0.26
         Net realized and unrealized gain
         (loss) on investments                    (0.27)           0.50           (0.11)
                                             ----------      ----------      ----------
TOTAL FROM INVESTMENT OPERATIONS                   0.21            0.97            0.15
                                             ----------      ----------      ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income                    (0.48)          (0.45)          (0.26)
         Net realized capital gains               (0.01)           0.00            0.00
         Distributions in excess of
         Net realized gain                         0.00            0.00            0.00
                                             ----------      ----------      ----------
TOTAL DISTRIBUTIONS                               (0.49)          (0.45)          (0.26)
                                             ----------      ----------      ----------

NET ASSET VALUE, END OF PERIOD               $    10.13      $    10.41      $     9.89

TOTAL RETURN                                       1.84%           9.97%           1.57%(B)

RATIOS/ SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
(000'S OMITTED)                              $    7,675      $    5,682      $      576

RATIO OF EXPENSES TO AVERAGE NET ASSETS
         Before expense waivers and fee
         Reimbursements                            1.41%           2.53%          16.56%(a)
         After expense waivers and fee
         Reimbursements                            0.90%           0.90%           0.90%(a)

RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS:
         Before expense waivers and fee
         Reimbursements                            4.03%           2.96%     (10.87)%(a)
         After expense waivers and fee
         Reimbursements                            4.45%           4.59%           4.79%(a)

PORTFOLIO TURNOVER RATE                          276.94%          81.55%           0.00%

(a)      annualized
(b)    Aggregate Total Return, not annualized

                              FOR MORE INFORMATION

Additional information about the Funds is available in the Trust's latest Annual Report, Semi-annual Report and Statement of Additional Information (SAI). The SAI contains more detailed information on all aspects of the Funds. A current SAI, dated November 1, 1999, has been filed with the SEC and is incorporated by reference into this prospectus. The Trust's Annual Report contains audited financial information concerning the Funds and discussion relating to the factors that affected each Fund's performance during each Fund's last fiscal year.

To receive information without charge concerning the Funds, or to request a copy of the SAI or annual or semi-annual reports relating to the Funds, please contact the Trust at:

                             Quaker Investment Trust
                         c/o Declaration Service Company
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19460
                                 1-800-220-8888

A copy of your requested document(s) will be sent to you within three days of your request.

You may also receive information concerning the Funds, or request a copy of the SAI or other documents relating to the Funds, by contacting the Securities and Exchange Commission:

IN PERSON:  at the SEC's Public Reference Room in Washington, D.C.

BY PHONE:  1-800-SEC-0330

BY  MAIL:  Public  Reference  Section,   Securities  and  Exchange   Commission,
Washington, D.C. 20549-6009 (duplicating fee required)

ON THE INTERNET:  www.sec.gov

                           Investment Company Act No.
                                    811-06260

                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION
                             QUAKER INVESTMENT TRUST
                           555 North Lane, Suite 6160
                           Conshohocken, PA 19428-0844
                             Telephone 800-220-8888

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Quaker Core Equity Fund, Quaker Aggressive Growth Fund, Quaker Large-Cap Value Fund, Quaker Mid-Cap Value Fund, Quaker Small-Cap Value Fund, and Quaker Fixed-Income Fund (each a "Fund" and together the "Funds"), dated November 1, 1999. You may obtain a copy of the Prospectus, free of charge, by writing to Quaker Investment Trust ("Trust") c/o Declaration Service Company, 555 North Lane, Suite 6160, Conshohocken, PA 19460 or by calling 1-800-220-8888.

                                TABLE OF CONTENTS

Investment Policies and Restrictions
Investment Restrictions
Investment Advisor
Directors and Officers
Performance Information
Purchasing and Redeeming Shares
Tax Information
Portfolio Transactions
Custodian
Transfer Agent
Administration
Distributor
Independent Accountants
Legal Counsel
Distribution Plan
General Information
Financial Statements

                      INVESTMENT POLICIES AND RESTRICTIONS

The Fund's investment objectives and the manner in which the Fund pursues its investment objectives are generally discussed in the prospectus. This section provides additional information concerning the Fund's investments and its investment restrictions.

INVESTMENT GRADE SECURITIES. Quaker Fixed Income Fund limits its investment purchases to high quality investment grade securities. The securities industry defines investment grade securities as obligations which have the characteristics described by S&P, Fitch, Moody's, D&P or other recognized rating services in their four highest rating grades. For S&P, Fitch and D&P those ratings are AAA, AA, A and BBB. For Moody's those ratings are Aaa, Aa, A and Baa. Although considered to be of "investment grade" quality, securities rated BBB by S&P, Fitch, and D&P or Baa by Moody's, while normally exhibiting adequate protection parameters, have speculative characteristics. For a description of each rating grade, see Appendix A to the Statement of Additional Information. Fixed Income limits portfolio investments to those securities in the three highest ratings, rated at least A by Moody's, S&P, Fitch or D&P, or if not rated, of equivalent quality as determined by the Adviser. There may also be instances in which the Fixed-Income Fund purchases bonds that are rated A by one rating agency and not rated or rated lower than A by other rating agencies.

OTHER INVESTMENT LIMITATIONS. The investment objective of each Fund is fundamental, and may only be changed upon approval of a "majority" of that Fund's outstanding shares, as defined in the Investment Company Act of 1940. For a complete listing of the Funds' limitations, both fundamental and those which may be changed by vote of the Board of Trustees, See "Investment Limitations" in the Statement of Additional Information.

Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by each Fund. Securities that are listed on an exchange and which are not traded on the valuation date are valued at the mean of the bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price. Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value. Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees of the Trust. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

Fixed  income  securities  will  ordinarily  be traded  on the  over-the-counter market. When market quotations are not readily available, fixed income securities may be valued based on prices provided by a pricing service. The prices provided by the pricing service are generally determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Such fixed income securities may also be priced based upon a matrix system of pricing similar bonds and other fixed income securities. Such matrix system may be based upon the considerations described above used by other pricing services and information obtained by the pricing agent from the Advisors and other pricing sources deemed relevant by the pricing agent.

INVESTMENT SECURITIES COMMON TO ALL EQUITY FUNDS

EQUITY SECURITIES. The Equity Funds may invest in common stock, convertible preferred stock, straight preferred stock, and investment grade convertible bonds. Each Equity Fund may also invest up to 5% of its net assets in warrants or rights to acquire equity securities (other than those acquired in units or attached to other securities). Stocks held in the portfolios of the Equity Funds will generally be traded on either the New York Stock Exchange, American Stock Exchange or the NASDAQ over-the-counter market. Under normal conditions, at least 90% of the Equity Funds' total assets will be invested in equity securities. Warrants and rights are excluded for purposes of this calculation.

FOREIGN SECURITIES. Because of the inherent risk of foreign securities over domestic issues, the Equity Funds will only purchase foreign securities traded domestically as American Depository Receipts (ADRs). ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade on the over the counter markets. The prices of ADRs are denominated in U.S. dollars, while the underlying security may be denominated in a foreign currency. . See "Investment Limitations."

SHORT-TERM INVESTMENTS. The Equity Funds also will normally hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions and to provide for Fund operating expenses. As a temporary defensive measure, the Equity Funds may invest up to 100% of their respective total assets in investment grade bonds, U.S. Government Securities, repurchase agreements, or money market instruments. When the Equity Funds invest their assets in such securities as a temporary defensive measure, they will not be not pursuing their stated investment objective. See, "Quaker Fixed Income Fund" below.

OPTIONS. Each Equity Fund may invest in options on equity securities and securities indices, and options on futures contacts. The primary risks associated with these investments are; (1) the risk that a position cannot be easily closed out due to the lack of a liquid secondary market, and (2) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security. Further. over-the-counter options can be less liquid than exchange-traded options. Accordingly, an Equity Fund will treat over-the-counter options as illiquid securities. Investing in options involves specialized skills and techniques different from those associated with ordinary portfolio transactions. Each Equity Fund may invest not more than 10% of its total assets in options transactions. Options may be purchased for hedging purposes, or to provide a viable substitute for direct investment in, and/or short sales of, specific equity securities. The Equity Funds will write (sell) stock or stock index options only for hedging purposes or to close out positions in stock or stock index options that an Equity Fund has purchased. The Equity Funds may only write (sell) "covered" options.

FUTURES CONTRACTS AND RELATED OPTIONS. To hedge against changes in securities prices or interest rates, each Equity Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on such futures contracts. Permissible futures contracts investments are limited to futures on various equity securities and other financial instruments and indices. An Equity Fund will engage in futures and related options transactions for bona-fide hedging or other non-hedging purposes as permitted by regulations of the Commodity Futures Trading Commission.

An Equity Fund may only purchase or sell non-hedging futures contracts, or purchase or sell related non-hedging options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits on the Equity Fund's existing non-hedging futures and related non-hedging options positions, and the amount of premiums paid for existing non-hedging options on futures (net of the amount the positions are "in the money") does not exceed 5% of the market value of the Fund's total assets. Otherwise, each Equity Fund may invest up to 10% of its total assets in initial margins and premiums on futures and related options. Additional information on permitted futures transactions of the Equity Funds and their associated risks is contained in the Statement of Additional Information.

PERMISSIBLE INVESTMENTS COMMON TO ALL QUAKER FUNDS

MONEY MARKET INSTRUMENTS. Money market instruments mature in thirteen months or less from the date of purchase and include U.S. Government Securities, corporate debt securities, bankers acceptances and certificates of deposit of domestic branches of U.S. banks, and commercial paper rated in one of the two highest rating categories by any of the nationally recognized statistical rating organizations or if not rated, of equivalent quality in the Adviser's opinion. Money market instruments may be purchased for temporary defensive purposes, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operating expenses of a Fund. For temporary defensive purposes, an Adviser may, when it believes that unusually volatile or unstable economic and market conditions exists, depart from a Fund's normal investment approach and invest up to 100% of the net assets of a Fund in these instruments.

U.S. GOVERNMENT SECURITIES. Each Fund may invest a portion of its portfolio in U.S. Government Securities, as defined under "Quaker Fixed Income Fund-U.S. Government Securities" above.

REPURCHASE AGREEMENTS. The Funds may acquire U.S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when a Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to seven days of the purchase. A Fund will not enter into any repurchase agreement which will cause more than 10% of its net assets to be invested seven days. In the event of the bankruptcy of the other party to a repurchase agreement, a Fund could experience delays in recovering its cash, or a loss in value due to a decline in the value of the securities held.

INVESTMENT COMPANIES. In order to achieve its investment objective, a Fund may invest up to 10% of the value of its total assets in securities of other investment companies. Each Fund may invest in any type of investment company consistent with the Fund's investment objective and policies. A Fund will not acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company's total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of the Fund's total assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund's total assets. To the extent a Fund invests in other investment companies, the shareholders of that Fund would indirectly pay a portion of the operating costs of the investment companies.

REAL ESTATE SECURITIES. The Funds may invest in readily marketable interests in real estate investment trusts ("REITs"). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Although the Funds are not limited in the amount of these types of securities they may acquire, it is not presently expected that within the next 12 months a Fund will have in excess of 5% of its total assets in real estate securities.

You should be aware that Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended (which may also be affected by changes in the value of the underlying property) and by changes in interest rates. REITs are dependent upon management skills, often have limited diversification, and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for exemption from tax for distributed income under the Internal Revenue Code and failing to maintain their exemptions from the Investment Company Act. Certain REITs have relatively small market capitalizations, which may result in less market liquidity and greater price volatility of their securities.

ILLIQUID INVESTMENTS. Each Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Under the supervision of the Board of Trustees, each Advisor determines the liquidity of its Fund's investments. Included within the category of illiquid securities are restricted securities, which cannot be sold to the public without registration under the federal securities laws. Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration.

SPECIAL SITUATIONS. The Aggressive Growth Fund intends to invest in special situations from time to time. A special situation arises when, in the opinion of Fund management, the securities of a company will, within a reasonably estimated time period, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Such developments and situations include, but are not limited to: liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is found in the normal course of investing. To minimize these risks, the Fund will not invest in special situations unless the target company has at least three years of continuous operations (including predecessors), or unless the aggregate value of such investments is not greater than 25% of the Fund's total net assets (valued at the time of investment).

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Advisor's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its custodian consisting of cash, or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

MASTER-FEEDER OPTION. Notwithstanding its other investment policies, the Funds may seek to achieve their investment objective by investing all of their investable net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those of the Fund. Although such an investment may be made in the sole discretion of the Trustees, the Fund's shareholders will be given 30 days prior notice of any such investment. There is no current intent to make such an investment.

PORTFOLIO TURNOVER. The Funds will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, it can be expected that the rate of portfolio turnover may be substantial. For each Fund's latest fiscal year ending on June 30, 1999, portfolio turnover rates were:

Core Equity Fund:              78.38%
Aggressive Growth Fund:     1,675.49%
Large-Cap Value Fund:         136.81%
Mid-Cap Value Fund:            34.26%
Small-Cap Value Fund          113.81%
Fixed Income Fund:            276.94%

High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.

                             INVESTMENT RESTRICTIONS

Each Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting securities" of the Fund as defined in the Investment Company Act of 1940 (the "1940 Act"). As provided in the 1940 Act, a vote of a "majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting, if more than 50% of the shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of the Fund's assets as a whole will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by the Fund at the time it purchases any security.

As a matter of fundamental policy, each Fund may not:

(1) Issue senior securities, borrow money, or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of its total assets or (b) in order to meet redemption requests, in amounts not exceeding 15% of its total assets; the Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets (except that the Aggressive Growth Fund may engage in short sales of securities to the extent described in the Prospectus);

(2) With respect to 75% of its assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to this limitation);

(3) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to this limitation);

(4) Invest for the purpose of exercising control or management of another issuer;

(5) Purchase or sell commodities or commodities contracts, real estate (including limited partnership interests, but excluding readily marketable securities secured by real estate or interests therein, readily marketable interests in real estate investment trusts, readily marketable securities issued  by  companies  that  invest  in real  estate or  interests  therein,  or mortgage-backed securities for the Fixed Income Fund as described in the Prospectus) or interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases);

(6) Underwrite securities issued by others, except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws;

(7) Make short sales of securities or maintain a short position, except short sales "against the box", and except that the Aggressive Growth Fund may engage in short sales of securities to the extent described in the Prospectus; (a short sale is made by selling a security the Fund does not own; a short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short) (while each Fund has reserved the right to make short sales "against the box", the Advisor to each Fund (other than the Aggressive Growth Fund) has no present intention of engaging in such transactions);

(8) Participate on a joint or joint and several basis in any trading account in securities; or

(9) Make loans of money or securities, except that the Fund may (i) invest in repurchase agreements and commercial paper; (ii) purchase a portion of an issue of publicly distributed bonds, debentures or other debt securities; and (iii) acquire private issues of debt securities subject to the limitations on investments in illiquid securities.

The following investment limitations are not fundamental, and may be changed without shareholder approval. As a matter of non-fundamental policy, each Fund may not:

(1) Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors) if more than 5% of its total assets would be invested in such securities;

(2) Invest more than 10% of its net assets in illiquid securities; for this purpose, illiquid securities include, among others (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days;

(3) Invest in the securities of any issuer if those officers or Trustees of the Trust and those officers and directors of the Advisor who individually own more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of such issuer's securities;

(4) Write, purchase, or sell puts, calls, straddles, spreads, or combinations thereof or futures contracts or related options (except that the Equity Funds may engage in certain transactions in options to the extent described in the Prospectus);

(5) Invest in warrants, valued at the lower of cost or market, exceeding more than 5% of the value of the Fund's net assets; included within this amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange; warrants acquired by the Fund in units or attached to securities may be deemed to be without value; or

(6) Purchase any securities on margin except in connection with such short-term credits as may be necessary for the clearance of transactions.


                               INVESTMENT ADVISERS

Information on each Fund's Investment Advisor is set forth in the Prospectus. This section contains additional information concerning the Advisors and their obligations to the Funds.

General Adviser Duties.
-----------------------
Each Adviser supervises and implements the investment activities of their respective Fund, including the making of specific decisions as to the purchase and sale of portfolio investments. Among the responsibilities of each Advisor under the Advisory Agreement is the selection of brokers and dealers through whom transactions in the Funds' portfolio investments will be effected.

The Advisory Agreements provide that each Advisor shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Advisory Agreement, except by reason of the Advisor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

Each Advisory Agreement has an initial term of two years, but may be continued thereafter from year to year so long as its continuance is approved at least annually (a) by the vote of a majority of the Directors of the Fund who are not "interested persons" of the Fund or the Advisor cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund.

Each Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

                             DIRECTORS AND OFFICERS

The Board Of Trustees ("Board" or "Trustees") has overall responsibility for conduct of the Trust's affairs. The day-to-day operations of each Fund are managed by the Fund's Advisor, subject to the Bylaws of the Trust and review by the Board. The Trustees of the Trust, including those Trustees who are also officers, are listed below. The Business Address of each Trustee is:

                        1288 Valley Forge Road, Suite 76
                             Valley Forge, PA 19482

                             Position        Principal Occupation for
Name, Age                    with Fund       The Last Five Years
---------------------------------------------------------------------------------------
Howard L. Gleit, 59          Trustee         Of Counsel, Connolly Epstein Chicco
                                             1515 Market Street, Philadelphia,
                                             Pennsylvania since 1997;.  Previously of
                                             counsel to Foxman Engelmeyer & Ewing
                                             Philadelphia, Pennsylvania & Zapruder &
                                             Odell,  Bala Cynwyd, Pennsylvania since
                                             1994; Previously a partner with Pepper,
                                             Hamilton & Scheetz Philadelphia,
                                             Pennsylvania.

Everett T. Keech, 59         Trustee         Chairman and CEO, Pico Products,
                                             Inc., a manufacturing firm, One Tower
                                             Bridge, Suite 501 West Conshohocken,
                                             Pennsylvania

Laurie Keyes, 49*            Trustee         Chief Operating Officer, Quaker
                             Secretary       Securities, Inc., 1288 Valley Forge
                                             Road, Suite 75, Valley Forge, Pennsylvania

Jeffry H. King, 55*          Trustee         Chairman and CEO, Quaker
                             Chairman        Securities, Inc. 1288 Valley Forge Road
                                             Suite 75Valley Forge, Pennsylvania

Louis P. Pektor III, 48      Trustee         President, Ashley Development Company
                                             961 Marcon Boulevard, Suite 300,
                                             Allentown, Pennsylvania since 1993;
                                             President, Greystone Capital, Allentown,
                                             Pennsylvania since 1993; previously,
                                             Executive Vice President, Wall Street
                                             Mergers & Acquisitions, Allentown,
                                             Pennsylvania

Peter F. Waitneight, 57*     Trustee         President Quaker Funds, Inc. 1288
                             President       Valley Forge Road, Suite 76, Valley
                                             Forge, Pennsylvania since 1996 (Sponsor to
                                             the Quaker Family of Funds); previously,
                                             President, Paragon Financial Consulting
                                             Malvern, Pennsylvania 1995-96; previously,
                                             Marketing Director Turner Investment
                                             Partners Berwyn, Pennsylvania 1993-95;

----------------------------

* Indicates that Trustee is an "interested person" of the Trust for purposes of the 1940 Act because of his or her position with one of the Advisors, the Distributor, or the Sponsor to the Trust.

There are no family relationships between the Trustees and executive officers of the Trust, except between Ms. Keyes and Mr. King, who are married.

Compensation
------------
The officers of the Trust will not receive compensation from the Trust for performing the duties of their offices. Each Trustee who is not an "interested person" of the Trust receives a fee of $2,000 each year plus $250 per meeting attended in person and $100 per meeting attended by telephone. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.

Name of Director        Compensation   Pension     Annual     Total Compensation
                        from Company   Benefits    Benefits   Paid to Director
--------------------------------------------------------------------------------
Howard L. Gleit         $2,500         None        None       $2,500
Trustee

Everett T. Keech        $2,500         None        None       $2,500
Trustee

Laurie Keyes              None         None        None         None
Trustee

Jeffry H. King            None         None        None         None
Trustee

Louis P. Pektor III     $2,500         None        None       $2,500
Trustee

Peter F. Waitneight       None         None        None         None
Trustee

Control Persons and Shareholders Owning in Excess of 5% of Fund Shares
----------------------------------------------------------------------

Because Class A, B and C Shares are being offered for the first time by this prospectus, no person owns more than 5% of any of these Share Classes in any Fund.

                             PERFORMANCE INFORMATION

From time to time a Fund may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

Average Annual Total Return is computed as follows:  P(1+T)[n]   = ERV

Where:    P = a hypothetical initial investment of $1000]
          T = average annual total return
          n = number of years
          ERV = ending redeemable value of shares at the end of the period

The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

The yield of the Fixed Income Fund is computed by dividing the net investment income per share earned during the period stated in the advertisement by the maximum offering price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes, among expenses of the Fund, all recurring fees that are charged to all shareholder accounts and any nonrecurring charges for the period stated.
In particular, yield is determined according to the following formula:

                            Yield =2[(A - B/CD + 1)6-1]

Where: A equals dividends and interest earned during the period; B equals expenses accrued for the period (net of reimbursements); C equals average daily number of shares outstanding during the period that were entitled to receive dividends; D equals the maximum offering price per share on the last day of the period.

In sales literature, each Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, each Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                         PURCHASING AND REDEEMING SHARES

Redemptions of each Fund's shares will be made at net asset value ("NAV")less any applicable CDSC. Each Fund's NAV is determined on days on which the New York Stock Exchange ("NYSE") is open for trading. For purposes of computing the NAV of a share of a Fund, securities traded on security exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Advisor, subject to the review and supervision of the Board. The price per share for a purchase order or redemption request is the NAV next determined after receipt of the order.

The Funds are open for business on each day that the NYSE is open. Each Fund's share price or NAV is normally determined as of 4:00 p.m., Eastern time. Each Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received.

Redemptions in Kind.
--------------------
The Funds do not intend, under normal circumstances, to redeem their securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Funds to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein each Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

                                 TAX INFORMATION

The Funds intend to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a RIC, the Funds must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If the Funds qualifies as a RIC and distributes at least 90% of its net investment income, the Funds will not be subject to Federal income tax on the income so distributed. However, the Funds would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

The Funds intends to distribute to shareholders, at least annually, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Funds unless the shareholder has requested in writing to have them paid by check.

If shares are purchased shortly before a record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis.

If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Funds may be required to withhold federal income tax at the rate of 31% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gain payments may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to the under-reporting of certain income.

Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Funds during the following January.

Distributions by the Funds will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

Dividends. A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

A portion of the Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

                             PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for each Fund are made by the Advisor. In placing purchase and sale orders for portfolio securities for a Fund, it is the policy of the Advisor to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Advisor's evaluation of the broker's efficiency in executing and clearing transactions, the rate of commission or the size of the broker-dealer's "spread", the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer, and the research and other services provided. A Fund may pay more than the lowest available commission in return for brokerage and research services. Research and other services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to securities and reports and analysis concerning issuers and their creditworthiness. The Advisor may use research and other services to service all of its clients, rather than the particular clients whose commissions may pay for research or other services. In other words, the Fund's brokerage may be used to pay for a research service that is used in managing another client of the Advisor.

The Advisor may purchase or sell portfolio securities on behalf of a Fund in agency or principal transactions. In agency transactions, the Fund generally pays brokerage commissions. In principal transactions, the Fund generally does not pay commissions. However, the price paid for the security may include an undisclosed commission or "mark-up" or selling concessions. The Advisor normally purchases fixed-income securities on a net basis from primary market makers acting as principals for the securities. The Advisor may purchase certain money market instruments directly from an issuer without paying commissions or discounts. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Advisor feels that better prices are available from non-principal market makers who are paid commissions directly.

The Advisor may combine transaction orders placed on behalf of the Fund with orders placed on behalf of any other fund or private account managed by the Advisor for the purpose of negotiating brokerage commissions or obtaining a more favorable transaction price. In these cases, transaction costs are shared proportionately by the fund or account, as applicable, which are part of the block. If an aggregated trade is not completely filled, then the Advisor typically allocates the trade among the funds or accounts, as applicable, on a pro rata basis based upon account size. Exemptions are permitted on a case-by-case basis when judged by the Advisor to be fair and reasonable to the funds or accounts involved.

Trading by the Portfolio Manager
--------------------------------
Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Funds, the Advisor, and the Distributor have adopted Codes of Ethics restricting personal securities trading by the Fund's Advisors. These Codes are on public file, and are available from the Securities and Exchange Commission. While the Codes permit personal transactions by the Advisors in securities held or to be acquired by each Fund, the Codes prohibit and are designed to prevent fraudulent activity in connection with such personal transactions.

For the Trust's fiscal year ending on June 30, 1999 the Funds of the Trust paid aggregate brokerage commissions of $98,031 to affiliated broker/dealers.

                                    CUSTODIAN

First Union National Bank (the "Custodian"), 123 South Broad Street, Philadelphia, PA 19109, serves as custodian for each Fund's assets. The Custodian acts as the depository for each Fund, holds in safekeeping its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from each Fund an annual fee based on the average net assets of the Fund held by the Custodian.

For the fiscal year ended June 30, 1999, each Fund paid custodial fees as follows:

                                    Fee Paid
                                    --------

Core Equity                         $4,017
Aggressive Growth                   $5,253
Large-Cap Value                     $4,500
Mid-Cap Value                       $2,059
Small-Cap Value                     $4,683
Fixed Income                        $1,267

                                 TRANSFER AGENT

Declaration Service Company (the "DSC") 555 North Lane, Suite 6160, Conshohocken, PA 19428 serves as the Funds' transfer, dividend paying, and shareholder servicing agent. The Transfer Agent, subject to the authority of the Board of Trustees, provides transfer agency services pursuant to an agreement with the Administrator, which has been approved by the Trust. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services by the Administrator and not directly by the Funds.

For the fiscal year ended June 30, 1999, each Fund paid transfer agent fees as follows:

                                    Fee Paid
                                    --------

Core Equity                         $12,931
Aggressive Growth                   $ 2,444
Large-Cap Value                     $ 2,678
Mid-Cap Value                       $ 9,358
Small-Cap Value                     $ 9,144
Fixed Income                        $ 6,849

                                 ADMINISTRATION

DSC also acts as administrator to the Trust pursuant to a written agreement with the Trust. DSC supervises all aspects of the operations of the Funds except those performed by the Fund's Advisors under the Fund's investment advisory agreements. DSC is responsible for:

(a)  calculating each Fund's net asset value;
(b) preparing and maintaining the books and accounts specified in Rule 31a-1; and 31a-2 of the Investment Company Act of 1940;
(c) preparing financial statements contained in reports to stockholders of the; Fund
(d)  preparing each Fund's federal and state tax returns;
(e)  preparing reports and filings with the Securities and Exchange Commission;
(f)  preparing filings with state Blue Sky authorities; and
(g)  maintaining each Fund's financial accounts and records.

For the services to be rendered as administrator, the Trust pays DSC an annual fee, paid monthly, based on the average net assets of each Fund, as determined by valuations made as of the close of each business day of the month.

For the fiscal year ended June 30, 1999, each Fund paid administration fees as follows:

                                    Fee Paid
                                    --------

Core Equity                         $12,931
Aggressive Growth                   $ 2,444
Large-Cap Value                     $ 2,678
Mid-Cap Value                       $ 9,358
Small-Cap Value                     $ 9,144
Fixed Income                        $ 6,849

                                   DISTRIBUTOR

Declaration Distributors, Inc. (DDI), 555 North Lane, Suite 6160, Conshohocken, PA 19460, acts as the principal underwriter of each Fund's shares pursuant to a written agreement with the Trust ("Distribution Agreement"). DDI and DSC are both wholly-owned subsidiaries of Declaration Holdings, Inc., a Delaware corporation.

The Distribution Agreement may be terminated by either party upon 60 days' prior written notice to the other party.

Pursuant to the Distribution Agreement, DDI facilitates the registration of each Funds' shares under state securities laws and assists in the sale of shares. For providing underwriting services to the Funds, DDI is paid an annual fixed fee by the Trust . For the fiscal year ended June 30, 1999, the Trust paid aggregate distribution fees of $ 0.00 to DDI.

                                     SPONSOR

Quaker Funds, Inc. (the "Sponsor"), 1288 Valley Forge Road, Post Office Box 987, Valley Forge, Pennsylvania 19482, acts as sponsor for each Fund and provides certain shareholder services (more thoroughly described in the Prospectus) pursuant to a Sponsorship Agreement between the Trust and the Sponsor for each Fund approved by the Board of Trustees of the Trust. The Shareholder Sponsorship Agreement may be terminated at any time, without penalty, by each party upon 60 days prior written notice to the other party.

Laurie Keyes, Jeffrey H. King and Peter F. Waitneight, each of whom is a Trustee of the Trust, control Quaker Funds, Inc. Quaker Funds, Inc. was formed as a Pennsylvania corporation in 1996 and is located at 1288 Valley Forge Road, Suite 76, Valley Forge, Pennsylvania 19482. For the fiscal year ended June 30, 1999, the Sponsor waived receipt of all fees.

                             INDEPENDENT ACCOUNTANTS

The firm of Goldenberg Rosenthal Friedlander, LLP, 101 West Avenue, P.O. Box 458, Jenkintown, Pennsylvania 19046-0468, serves as independent accountants for the Funds, and will audit the annual financial statements of the Funds, prepare each Fund's federal and state tax returns, and consult with the Funds on matters of accounting and federal and state income taxation.

                                  LEGAL COUNSEL

David Jones & Assoc., P.C., 799 State Street, Pottstown PA 19464, has passed on certain matters relating to this registration statement and acts as counsel to the Trust.

                                DISTRIBUTION PLAN

As noted in the Fund's Prospectus, the Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act (the "Plan") whereby each share class of the Funds is authorized to pay a fee per annum of the Fund's average daily net assets to the Sponsor and others to compensate them for certain expenses incurred in the distribution of the Fund's shares and the servicing or maintaining of existing Fund shareholder accounts. The fees may be paid on a monthly basis, in arrears.


                               GENERAL INFORMATION

The Trust is an unincorporated business trust organized under Massachusetts law on October 24, 1990 and operating as a diversified, open-end management investment company. The Trust's Declaration of Trust authorizes the Board of Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Declaration of Trust currently provides for the shares of six series and the number of shares of each series shall be unlimited. The Trust does not intend to issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as each Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Funds, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement, a Rule 12b-1 plan, or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

When issued for payment as described in the Prospectus and this Additional Statement, shares of each Fund will be fully paid and non-assessable.

The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

Other Expenses. Each Fund is responsible for the payment of its expenses. These include, for example, the fees payable to the Advisor, or expenses otherwise incurred in connection with the management of the investment of the Funds' assets, the fees and expenses of the Custodian, the fees and expenses of the Administrator, the fees and expenses of Trustees, outside auditing and legal expenses, all taxes and corporate fees payable by each Fund, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, costs of shareholder reports and shareholder meetings, and any extraordinary expenses. Each Fund also pays for brokerage commissions and transfer taxes (if any) in connection with the purchase and sale of portfolio securities. Expenses attributable to a particular series of the Trust will be charged to that series, and expenses not readily identifiable as belonging to a particular series will be allocated by or under procedures approved by the Board of Trustees among one or more series in such a manner as it deems fair and equitable.

The Trust does not intend to hold annual shareholder meetings; it may, however, hold special shareholder meetings for purposes such as changing fundamental policies or electing Trustees. The Board of Trustees shall promptly call a meeting for the purpose of electing or removing Trustees when requested in writing to do so by the record holders of a least 10% of the outstanding shares of the Trust. The term of office of each Trustee is of unlimited duration. The holders of at least two-thirds of the outstanding shares of the Trust may remove a Trustee from that position either by declaration in writing filed with the Custodian or by votes cast in person or by proxy at a meeting called for that purpose.

Shareholders of the Trust will vote in the aggregate and not by series (Fund) or class, except as otherwise required by the 1940 Act or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular series or class. Matters affecting an individual series, include, but are not limited to, the investment objectives, policies and restrictions of that series. Shares have no subscription, preemptive or conversion rights. Share certificates will not be issued. Each share is entitled to one vote (and fractional shares are entitled to proportionate fractional votes) on all matters submitted for a vote, and shares have equal voting rights except that only shares of a particular series are entitled to vote on matters affecting only that series. Shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the aggregate number of shares of all series of the Trust may elect all the Trustees.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust, therefore, contains provisions which are intended to mitigate such liability.

Reporting to Shareholders. Each Fund will send to its shareholders annual and semi-annual reports; the financial statements appearing in annual reports for each Fund will be audited by independent accountants. In addition, the Funds will send to each shareholder having an account directly with the Fund, a quarterly statement showing transactions in the account, the total number of shares owned and any dividends or distributions paid. Inquiries regarding any Fund may be directed in writing to 555 North Lane, Suite 6160, Conshohocken, PA 19428 or by calling 800-220-8888.

                              FINANCIAL STATEMENTS

The financial statements of each Fund are incorporated by reference to the Trust's latest audited annual report, dated June 30, 1999. The Trust's annual report has been audited by Goldenberg Rosenthal Friedlander, LLP, independent auditors. You may receive a copy of the report, free of charge, by contacting the Trust.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The Funds may generally acquire from time to time fixed income securities that meet the following minimum rating criteria ("Investment Grade Debt Securities") or, if unrated, are in the Advisor's opinion comparable in quality to Investment Grade Debt Securities. The Fixed Income Fund, however, intends to limit its portfolio to a more restrictive quality criteria, limiting portfolio investment to those securities in the three highest ratings, as described below, or if not rated, of equivalent quality as determined by the Advisor to the Fixed Income Fund. The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of fixed income securities in which the Funds may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's Ratings Group. The following summarizes the highest four ratings used by Standard & Poor's Ratings Group ("S&P") for bonds which are deemed to be "Investment-Grade Debt Securities" by the Advisor:

     AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

     A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for debt in higher rated categories.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Advisor to be "Investment-Grade Debt Securities" and are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to municipal notes and indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

Moody's Investors Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for bonds which are deemed to be "Investment-Grade Debt Securities" by the Advisor:

     Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Debt which is rated A possesses many favorable investment attributes and is to be considered as an upper medium grade obligation. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Debt which is rated Baa is considered as a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such debt lacks outstanding investment characteristics and in fact has speculative characteristics as well.

Moody's applies numerical modifiers (l, 2 and 3) with respect to bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

Bonds which are rated Ba, B, Caa, Ca or C by Moody's are not considered "Investment-Grade Debt Securities" by the Advisor. Bonds rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments often may be very moderate and not well safeguarded.

Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the security over any long period for time may be small. Bonds which are rated Caa are of poor standing. Such securities may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

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The rating Prime-1 is the highest  commercial  paper rating assigned by Moody's.
Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated may be more affected by external conditions. Ample alternate liquidity is maintained.

The following summarizes the highest rating used by Moody's for short-term notes and variable rate demand obligations:

     MIG-l; VMIG-l - Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Duff & Phelps Credit Rating Co. The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds which are deemed to be "Investment-Grade Debt Securities" by the Advisor:

     AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     A - Bonds rated A have average but adequate protection factors. The risk factors are more variable and greater in periods of economic stress.

     BBB - Bonds rated BBB have below average  protection  factors but are still
     considered  sufficient  for  prudent  investment.   There  is  considerable
     variability in risk during economic cycles.

Bonds rated BB, B and CCC by D&P are not considered "Investment-Grade Debt Securities" and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The rating Duff l is the highest rating assigned by D&P for short-term debt, including commercial paper. D&P employs three designations, Duff l+, Duff 1 and

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Duff 1- within the highest rating category.  Duff l+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent
and  supported  by  good  fundamental   protection  factors.  Risk  factors  are
considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Fitch Investors Service, Inc. The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds which are deemed to be "Investment-Grade Debt Securities" by the Advisor:

     AAA - Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA - Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A - Bonds that are rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB - Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within a rating category.

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

Bonds rated BB, B and CCC by Fitch are not considered "Investment-Grade Debt Securities" and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The following summarizes the three highest ratings used by Fitch for short-term notes, municipal notes, variable rate demand instruments and commercial paper:

     F-1+ - Instruments assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 - Instruments assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+

     F-2 - Instruments assigned this rating have satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.